UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2016

Date of reporting period: September 30, 2015

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Natural Resources Fund
AllianzGI Global Small-Cap Fund
AllianzGI Health Sciences Fund
AllianzGI Income & Growth Fund
AllianzGI International Managed Volatility Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ All-Cap Value Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Small-Cap Blend Fund
AllianzGI Technology Fund
AllianzGI U.S. Managed Volatility Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—93.0%

Australia—0.8%
Ramsay Health Care Ltd.	33,850	$1,396,108

Brazil—7.0%
Banco Bradesco S.A. ADR	131,900	706,984
Cia Energetica de Minas Gerais ADR	175,852	313,016
Cielo S.A.	249,405	2,306,265
Fibria Celulose S.A.	44,000	597,099
Itau Unibanco Holding S.A. ADR	122,308	809,679
JBS S.A.	1,340,791	5,681,748
Porto Seguro S.A.	135,976	1,032,382
Qualicorp S.A.	224,400	839,979
Smiles S.A.	61,600	466,914

		12,754,066

China—14.6%
Agricultural Bank of China Ltd., Class H	3,703,000	1,401,577
Air China Ltd., Class H	866,000	692,631
Bank of China Ltd., Class H	5,866,000	2,529,610
China Citic Bank Corp., Ltd., Class H (c)	2,624,000	1,531,364
China Communications Construction Co., Ltd., Class H	1,082,000	1,339,332
China Everbright Bank Co., Ltd., Class H	2,595,000	1,130,506
China Life Insurance Co., Ltd., Class H	952,000	3,317,125
China Railway Construction Corp., Ltd., Class H	306,500	453,421
CNOOC Ltd.	2,208,000	2,276,285
Haitong Securities Co., Ltd., Class H	262,800	382,959
Hengan International Group Co., Ltd.	212,500	2,077,865
Huaneng Power International, Inc., Class H	4,514,000	4,899,332
NetEase, Inc. ADR	10,100	1,213,212
Sihuan Pharmaceutical Holdings Group Ltd. (b)	5,190,000	930,846
Sinopec Shanghai Petrochemical Co., Ltd., Class H (c)	2,070,000	796,430
Skyworth Digital Holdings Ltd.	2,330,000	1,591,942

		26,564,437

France—2.9%
Sanofi	55,284	5,263,037

Hong Kong—6.8%
AIA Group Ltd.	980,600	5,099,851
Bank of East Asia Ltd.	522,800	1,757,717
Hang Seng Bank Ltd.	110,300	1,991,070
Link REIT	359,500	1,974,543
Yue Yuen Industrial Holdings Ltd.	414,000	1,548,335

		12,371,516

India—14.0%
Apollo Tyres Ltd.	740,858	2,040,791
Aurobindo Pharma Ltd.	82,343	969,437
HCL Technologies Ltd.	271,151	4,078,276
Housing Development Finance Corp. Ltd.	207,137	3,835,359
Indiabulls Housing Finance Ltd.	83,142	1,008,624
Infosys Ltd.	430,400	7,602,847
LIC Housing Finance Ltd.	428,696	3,071,711
Lupin Ltd.	31,955	992,572
Sintex Industries Ltd.	630,647	1,010,184
Wockhardt Ltd.	33,672	787,903

		25,397,704

	Shares	Value*

Indonesia—0.5%
Bank Negara Indonesia Persero Tbk PT	480,200	$136,038
Indofood Sukses Makmur Tbk PT	1,917,900	721,791

		857,829

Israel—0.9%
Teva Pharmaceutical Industries Ltd. ADR	28,600	1,614,756

Korea (Republic of)—16.3%
Amorepacific Corp.	6,296	2,051,667
Daesang Corp.	34,802	907,508
Hyosung Corp.	20,136	1,923,443
Kia Motors Corp.	40,200	1,822,314
Korea Electric Power Corp.	50,637	2,087,706
KT&G Corp.	21,551	2,027,281
LG Chem Ltd.	7,139	1,730,481
LG Display Co., Ltd.	49,614	947,181
LG Uplus Corp.	350,418	3,586,814
Lotte Chemical Corp.	13,764	3,154,126
Samsung Electronics Co., Ltd.	4,448	4,267,648
SK Hynix, Inc.	180,815	5,156,934

		29,663,103

Malaysia—0.3%
AirAsia Bhd.	1,808,400	527,437

Mexico—2.5%
Gruma S.A.B. de C.V., Class B	329,373	4,530,001

Philippines—0.3%
Universal Robina Corp.	135,630	557,642

Poland—1.5%
Orange Polska S.A.	377,572	721,819
PGE Polska Grupa Energetyczna S.A.	590,805	2,099,184

		2,821,003

Russian Federation—2.2%
Sberbank of Russia ADR	438,160	2,155,747
Sberbank PAO GDR	178,411	1,891,157

		4,046,904

South Africa—4.0%
AVI Ltd.	156,452	989,755
FirstRand Ltd.	388,386	1,380,130
Life Healthcare Group Holdings Ltd.	207,548	533,910
Netcare Ltd.	375,041	984,746
Vodacom Group Ltd.	335,593	3,338,193

		7,226,734

Taiwan—9.6%
Asustek Computer, Inc.	174,000	1,496,051
Cathay Financial Holding Co., Ltd.	2,095,000	2,869,414
Chunghwa Telecom Co., Ltd.	295,000	886,487
Eclat Textile Co., Ltd.	45,000	714,540
Hon Hai Precision Industry Co., Ltd.	946,394	2,472,406
Pegatron Corp.	1,131,000	2,767,884
Powertech Technology, Inc.	614,000	1,112,288
Siliconware Precision Industries Co., Ltd.	569,635	710,142
SinoPac Financial Holdings Co., Ltd.	1,135,530	359,950
Taiwan Semiconductor Manufacturing Co., Ltd.	493,000	1,975,784
Uni-President Enterprises Corp.	1,165,000	2,023,080

		17,388,026

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

Thailand—1.5%
PTT Global Chemical PCL NVDR	1,068,600	$1,587,495
Thai Union Group PCL NVDR	2,351,700	1,194,342

		2,781,837

United Kingdom—3.2%
British American Tobacco PLC	8,458	464,891
Mondi PLC	258,441	5,416,709

		5,881,600

United States—4.1%
Kimberly-Clark Corp.	26,690	2,910,278
Lear Corp.	42,734	4,648,604

		7,558,882

Total Common Stock (cost—$182,017,555)		169,202,622

PREFERRED STOCK—3.6%

Brazil—1.5%
Cia Energetica de Sao Paulo, Class B	80,000	306,924
Suzano Papel e Celulose S.A., Class A	474,900	2,310,713

		2,617,637

Russian Federation—2.1%
Surgutneftegas OAO (b)(c)	6,282,666	3,769,599

Total Preferred Stock (cost—$6,989,545)		6,387,236

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $1,908,000; collateralized by U.S. Treasury Notes, 1.875%, due 11/30/21, valued at $1,951,200 including accrued interest (cost—$1,908,000)	$1,908	1,908,000

Total Investments (cost—$190,915,100) (a)—97.6%		177,497,858

Other assets less liabilities—2.4%		4,423,796

Net Assets—100.0%		$181,921,654

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $134,526,674, representing 73.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $4,700,445, representing 2.6% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Food Products	9.1%
Banks	8.0%
IT Services	7.7%
Insurance	6.8%
Pharmaceuticals	5.8%
Chemicals	5.1%
Semiconductors & Semiconductor Equipment	4.9%
Technology Hardware, Storage & Peripherals	4.7%
Paper & Forest Products	4.6%
Thrifts & Mortgage Finance	4.4%
Auto Components	3.6%
Oil, Gas & Consumable Fuels	3.3%
Independent Power and Renewable Electricity Producers	2.9%
Diversified Telecommunication Services	2.9%
Electric Utilities	2.5%
Personal Products	2.2%
Health Care Providers & Services	2.1%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Household Products	1.6%
Tobacco	1.3%
Textiles, Apparel & Luxury Goods	1.2%
Real Estate Investment Trust	1.1%
Metals & Mining	1.0%
Automobiles	1.0%
Construction & Engineering	1.0%
Household Durables	0.9%
Diversified Financial Services	0.8%
Airlines	0.7%
Internet Software & Services	0.7%
Building Products	0.6%
Media	0.2%
Capital Markets	0.2%
Repurchase Agreements	1.0%
Other assets less liabilities	2.4%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.5%

Aerospace & Defense—3.1%
United Technologies Corp.	233,470	$20,776,495

Auto Components—1.7%
Delphi Automotive PLC	153,495	11,671,760

Banks—4.4%
Wells Fargo & Co.	573,785	29,463,860

Beverages—2.1%
Monster Beverage Corp. (a)	106,215	14,353,895

Biotechnology—9.8%
AbbVie, Inc.	288,700	15,708,167
Alexion Pharmaceuticals, Inc. (a)	115,605	18,079,466
Biogen, Inc. (a)	60,280	17,590,307
Celgene Corp. (a)	139,390	15,077,816

		66,455,756

Chemicals—1.7%
PPG Industries, Inc.	129,950	11,395,316

Communications Equipment—2.5%
Palo Alto Networks, Inc. (a)	98,510	16,943,720

Diversified Financial Services—3.8%
CME Group, Inc.	279,165	25,889,762

Food & Staples Retailing—6.5%
Costco Wholesale Corp.	125,375	18,125,464
CVS Health Corp.	270,640	26,111,347

		44,236,811

Health Care Providers & Services—5.8%
Express Scripts Holding Co. (a)	124,415	10,072,638
UnitedHealth Group, Inc.	248,060	28,777,441

		38,850,079

Internet & Catalog Retail—8.5%
Amazon.com, Inc. (a)	64,085	32,804,470
Priceline Group, Inc. (a)	19,930	24,650,620

		57,455,090

Internet Software & Services—8.8%
Alphabet, Inc., Class A (a)	36,070	23,026,006
Facebook, Inc., Class A (a)	407,290	36,615,371

		59,641,377

IT Services—5.6%
Accenture PLC, Class A	75,385	7,407,330
Visa, Inc., Class A	437,045	30,444,555

		37,851,885

Media—2.8%
Time Warner, Inc.	277,385	19,070,219

Oil, Gas & Consumable Fuels—1.2%
EOG Resources, Inc.	114,930	8,366,904

Pharmaceuticals—4.2%
Allergan PLC (a)	39,720	10,796,293
Bristol-Myers Squibb Co.	295,725	17,506,920

		28,303,213

Road & Rail—3.0%
Union Pacific Corp.	229,525	20,292,305

Semiconductors & Semiconductor Equipment—2.3%
NXP Semiconductors NV (a)	174,200	15,167,594

	Shares	Value*

Software—6.8%
Microsoft Corp.	384,740	$17,028,593
Salesforce.com, Inc. (a)	416,145	28,892,947

		45,921,540

Specialty Retail—6.2%
TJX Cos., Inc.	360,055	25,715,128
Tractor Supply Co.	188,595	15,902,330

		41,617,458

Technology Hardware, Storage & Peripherals—5.7%
Apple, Inc.	350,615	38,672,835

Total Common Stock (cost—$498,333,829)		652,397,874

	Principal Amount (000s)

Repurchase Agreements—4.9%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $32,989,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $33,650,738 including accrued interest (cost—$32,989,000)	$32,989	32,989,000

Total Investments (cost—$531,322,829)—101.4%		685,386,874

Liabilities in excess of other assets—(1.4)%		(9,133,436)

Net Assets—100.0%		$676,253,438

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.3%

Canada—10.8%
Agrium, Inc.	7,376	$661,049
Canadian National Railway Co.	15,341	871,143
Enbridge, Inc.	19,018	706,139
Encana Corp. (b)	115,800	745,752
Goldcorp, Inc. (b)	44,800	560,896
Suncor Energy, Inc.	39,530	1,057,194

		4,602,173

Denmark—2.2%
Vestas Wind Systems A/S	18,023	936,998

France—4.2%
Arkema S.A.	11,845	767,769
Total S.A.	22,885	1,029,432

		1,797,201

Germany—2.6%
BASF SE	9,555	730,798
Nordex SE (c)	14,105	385,381

		1,116,179

Japan—3.4%
FANUC Corp.	2,000	307,678
Mitsui & Co., Ltd.	21,800	245,021
Shin-Etsu Chemical Co., Ltd.	6,000	307,704
SMC Corp.	1,300	284,646
Teijin Ltd.	97,000	294,636

		1,439,685

Norway—1.2%
Yara International ASA	13,485	537,952

Spain—1.9%
Gamesa Corp. Tecnologica S.A.	58,835	816,737

Switzerland—3.8%
Syngenta AG	1,880	602,372
Weatherford International PLC (b)(c)	118,190	1,002,251

		1,604,623

United Kingdom—5.1%
BG Group PLC	31,830	459,176
BP PLC	159,395	808,669
Royal Dutch Shell PLC, Class A	37,893	894,541

		2,162,386

United States—62.1%
Anadarko Petroleum Corp. (b)	13,325	804,697
Archer-Daniels-Midland Co.	15,730	652,008
Ashland, Inc.	6,200	623,844
Baker Hughes, Inc.	12,900	671,316
Berry Plastics Group, Inc. (b)(c)	10,970	329,868
Bonanza Creek Energy, Inc. (b)(c)	120,765	491,514
CF Industries Holdings, Inc.	11,875	533,187
Concho Resources, Inc. (c)	14,075	1,383,572
Continental Resources, Inc. (c)	20,265	587,077
Dow Chemical Co.	13,215	560,316
Ecolab, Inc. (b)	8,090	887,635
EOG Resources, Inc.	20,015	1,457,092
Exxon Mobil Corp. (b)	12,975	964,691
Halliburton Co. (b)	22,995	812,873
Laredo Petroleum, Inc. (b)(c)	74,625	703,714
Marathon Petroleum Corp.	20,355	943,047
Occidental Petroleum Corp.	7,350	486,203
Patterson-UTI Energy, Inc. (b)	74,885	983,989
PDC Energy, Inc. (b)(c)	31,800	1,685,718
Phillips 66	12,585	967,031
Pioneer Natural Resources Co.	10,065	1,224,307
PPG Industries, Inc.	4,705	412,581
Range Resources Corp. (b)	36,395	1,169,007

	Shares	Value*

Schlumberger Ltd.	18,240	$1,258,013
Sherwin-Williams Co.	1,830	407,687
SM Energy Co.	33,715	1,080,229
Southwestern Energy Co. (b)(c)	68,175	865,141
SunPower Corp. (b)(c)	21,570	432,263
Tesla Motors, Inc. (c)	1,650	409,860
Union Pacific Corp.	5,555	491,118
Valero Energy Corp.	12,200	733,220
Vulcan Materials Co.	8,700	776,040
Whiting Petroleum Corp. (b)(c)	44,880	685,318

		26,474,176

Total Common Stock (cost—$48,786,068)		41,488,110

	Principal Amount (000s)

Repurchase Agreements—4.5%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $1,901,000; collateralized by U.S. Treasury Notes, 1.875%, due 11/30/21, valued at $1,941,038 including accrued interest (cost—$1,901,000)	$1,901	1,901,000

Total Investments, before options written (cost—$50,687,068)—101.8%		43,389,110

	Contracts

OPTIONS WRITTEN (c)(d)—(0.6)%

Call Options—(0.6)%
Baker Hughes, Inc.,
strike price $54.00, expires 10/23/15	129	(22,704)
Continental Resources, Inc.,
strike price $27.00, expires 10/16/15	177	(47,348)
Encana Corp.,
strike price $7.00, expires 10/16/15	1,158	(14,475)
Goldcorp, Inc.,
strike price $13.50, expires 10/23/15	448	(14,336)
Laredo Petroleum, Inc.,
strike price $11.00, expires 10/16/15	564	(9,870)
Marathon Petroleum Corp.,
strike price $46.25, expires 10/16/15	203	(31,465)
Patterson-Uti Energy, Inc.,
strike price $14.00, expires 10/16/15	451	(19,167)
Pdc Energy, Inc.,
strike price $55.00, expires 10/16/15	131	(20,305)
Range Resources Corp.,
strike price $37.50, expires 10/16/15	344	(7,740)
Schlumberger Ltd.,
strike price $72.50, expires 10/16/15	88	(6,028)
Southwestern Energy Co.,
strike price $13.00, expires 10/16/15	631	(33,128)
Valero Energy Corp.,
strike price $59.00, expires 10/23/15	122	(39,345)
Whiting Petroleum Corp.,
strike price $17.50, expires 10/16/15	338	(14,365)

Total Options Written (premiums received—$615,352)		(280,276)

Total Investments, net of options written (cost—$50,071,716) (a)—101.2%		43,108,834

Other liabilities in excess of other assets—(1.2)%		(492,014)

Net Assets—100.0%		$42,616,820

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $9,409,510, representing 22.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.
(e)	Transactions in options written for the three months ended September 30, 2015:

	Contracts	Premiums
Options outstanding, June 30, 2015	3,624	$436,665
Options written	17,818	2,232,856
Options terminated in closing transactions	(13,297)	(1,628,544)
Options expired	(3,361)	(425,625)

Options outstanding, September 30, 2015	4,784	$615,352

(f)	Forward foreign currency contracts outstanding at September 30, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2015	Unrealized Depreciation
Sold:
25,074,452 Japanese Yen settling 10/5/15	Northern Trust Company	$208,995	$209,021	$(26)

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	51.4%
Chemicals	17.2%
Energy Equipment & Services	11.1%
Electrical Equipment	5.0%
Road & Rail	3.2%
Construction Materials	1.8%
Food Products	1.5%
Machinery	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.0%
Automobiles	1.0%
Containers & Packaging	0.8%
Trading Companies & Distributors	0.6%
Repurchase Agreements	4.5%
Options Written	(0.6)%
Other liabilities in excess of other assets	(1.2)%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—94.8%

Australia—1.0%
Challenger Ltd.	167,881	$847,233
Dick Smith Holdings Ltd.	484,591	440,787
Spotless Group Holdings Ltd.	567,519	859,959

		2,147,979

Austria—1.1%
AMS AG (d)	43,171	1,610,736
Schoeller-Bleckmann Oilfield Equipment AG	12,705	717,815

		2,328,551

Belgium—0.9%
Fagron (d)	31,931	608,745
Ontex Group NV (d)	43,141	1,326,709

		1,935,454

Canada—0.7%
Gildan Activewear, Inc.	53,211	1,604,844

China—1.1%
Boer Power Holdings Ltd.	243,000	411,919
China Everbright International Ltd.	660,000	932,322
Sunny Optical Technology Group Co., Ltd.	363,000	726,258
Wasion Group Holdings Ltd.	360,000	373,339

		2,443,838

Denmark—1.1%
SimCorp A/S (d)	47,263	2,380,499

Finland—1.0%
Amer Sports Oyj	51,194	1,302,154
Huhtamaki Oyj	31,425	960,309

		2,262,463

France—2.8%
GameLoft SE (d)(e)	151,885	558,366
Korian S.A.	41,868	1,577,071
Sartorius Stedim Biotech	9,601	2,857,496
Virbac S.A.	6,195	1,072,345

		6,065,278

Germany—2.1%
Aareal Bank AG (d)	42,203	1,501,018
Bechtle AG (d)	16,985	1,532,348
Bertrandt AG (d)	3,728	389,309
CANCOM SE (d)	29,387	1,023,167

		4,445,842

Hong Kong—0.8%
Ju Teng International Holdings Ltd.	748,000	371,948
Nexteer Automotive Group Ltd.	1,000,000	1,010,919
Techtronic Industries Co., Ltd.	91,000	338,660

		1,721,527

Ireland—2.6%
Glanbia PLC	58,352	1,086,157
ICON PLC (e)	19,955	1,416,206
Kingspan Group PLC (d)	68,408	1,653,270
Permanent TSB Group Holdings PLC (e)	272,036	1,443,871

		5,599,504

Italy—2.0%
Banca Popolare di Milano Scarl	1,943,959	1,922,052
De’ Longhi (d)	47,062	1,156,322
Yoox SpA (e)	41,195	1,240,292

		4,318,666

Japan—12.0%
ABC-Mart, Inc.	22,000	1,229,908
Aica Kogyo Co., Ltd.	48,300	966,339
Aozora Bank Ltd.	356,000	1,234,718
Asics Corp.	39,600	943,835
Bandai Namco Holdings, Inc.	63,100	1,464,469
Calbee, Inc.	22,200	718,392
Coca-Cola East Japan Co., Ltd.	31,400	507,310

	Shares	Value*

Daicel Corp.	100,100	$1,228,808
Daiho Corp.	262,000	1,101,891
Disco Corp.	14,700	1,033,877
Don Quijote Holdings Co., Ltd.	29,000	1,092,595
Fukushima Industries Corp.	45,000	912,119
Hoshizaki Electric Co., Ltd.	24,800	1,738,393
Kusuri No Aoki Co., Ltd.	24,700	1,306,026
Lion Corp.	169,000	1,485,459
Maeda Road Construction Co., Ltd.	42,000	737,135
Obayashi Corp.	145,000	1,237,167
Sanwa Holdings Corp.	90,000	619,551
Seiko Holdings Corp.	178,000	1,035,050
Suruga Bank Ltd.	47,100	876,409
Teijin Ltd.	428,000	1,300,043
Tokyo Tatemono Co., Ltd.	86,400	1,030,162
Valor Co., Ltd.	43,700	1,095,400
Yamaha Motor Co., Ltd.	51,500	1,036,090

		25,931,146

Norway—0.3%
Opera Software ASA (d)	82,968	447,556
ProSafe SE	99,058	275,984

		723,540

Philippines—0.3%
Cosco Capital, Inc.	4,441,900	644,809

Spain—2.0%
Bolsas y Mercados Espanoles SHMSF S.A.	34,366	1,162,541
Gamesa Corp. Tecnologica S.A. (e)	114,807	1,593,731
Melia Hotels International S.A.	119,221	1,663,197

		4,419,469

Sweden—3.0%
Betsson AB (e)	130,978	2,206,352
JM AB	29,453	792,206
NetEnt AB (d)(e)	41,385	2,304,134
Nibe Industrier AB, Class B	41,046	1,201,520

		6,504,212

Switzerland—1.4%
Burckhardt Compression Holding AG	2,083	673,643
Georg Fischer AG	2,004	1,135,816
Interroll Holding AG (d)(e)	1,838	1,310,702

		3,120,161

Taiwan—0.9%
Chipbond Technology Corp.	374,000	544,264
Hermes Microvision, Inc.	7,000	266,833
Primax Electronics Ltd. (d)	288,000	375,461
Sinbon Electronics Co., Ltd.	428,764	725,811

		1,912,369

Thailand—0.1%
AP Thailand PCL (c)	1,534,400	228,411

United Kingdom—3.8%
Auto Trader Group PLC (a)(e)	300,891	1,548,079
DS Smith PLC	107,695	643,353
Intermediate Capital Group PLC	131,876	1,031,510
Pets at Home Group PLC	323,939	1,352,567
Restaurant Group PLC	173,626	1,776,515
Senior PLC	122,959	468,211
Spirax-Sarco Engineering PLC (d)	33,452	1,419,765

		8,240,000

United States—53.8%
Acadia Healthcare Co., Inc. (e)	34,102	2,259,940
Acuity Brands, Inc.	9,872	1,733,326
Air Lease Corp.	40,549	1,253,775
Aircastle Ltd.	67,053	1,381,962
AMAG Pharmaceuticals, Inc. (e)	7,486	297,419
AMERISAFE, Inc.	13,679	680,257
Amsurg Corp. (e)	24,297	1,888,120
Arthur J Gallagher & Co.	38,503	1,589,404

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

Bank of the Ozarks, Inc.	53,784	$2,353,588
Berry Plastics Group, Inc. (e)	38,391	1,154,417
Brown & Brown, Inc.	49,198	1,523,662
Builders FirstSource, Inc. (e)	114,193	1,447,967
Burlington Stores, Inc. (e)	23,694	1,209,342
Cadence Design Systems, Inc. (e)	66,158	1,368,147
Cambrex Corp. (e)	17,077	677,615
Carlisle Cos., Inc.	15,811	1,381,565
Cathay General Bancorp	67,752	2,029,850
Cepheid (e)	18,885	853,602
Chatham Lodging Trust REIT	58,679	1,260,425
Cheesecake Factory, Inc.	33,982	1,833,669
Cooper Cos., Inc.	9,548	1,421,315
Core-Mark Holding Co., Inc.	32,884	2,152,258
Cypress Semiconductor Corp. (e)	85,979	732,541
Depomed, Inc. (e)	32,504	612,700
Diamond Resorts International, Inc. (e)	57,218	1,338,329
Eagle Bancorp, Inc. (e)	27,790	1,264,445
Echo Global Logistics, Inc. (e)	40,229	788,488
Electronics for Imaging, Inc. (e)	32,787	1,419,021
Euronet Worldwide, Inc. (e)	23,921	1,772,307
Extra Space Storage, Inc. REIT	24,749	1,909,633
Global Payments, Inc.	12,958	1,486,671
Globus Medical, Inc., Class A (e)	77,651	1,604,270
Guidewire Software, Inc. (e)	24,888	1,308,611
Hanesbrands, Inc.	25,126	727,146
Hanover Insurance Group, Inc.	25,605	1,989,509
HD Supply Holdings, Inc. (e)	46,940	1,343,423
HealthSouth Corp.	26,974	1,034,992
HFF, Inc., Class A	33,677	1,136,936
Horizon Pharma PLC (e)	30,474	603,995
Inogen, Inc. (e)	31,966	1,551,949
Installed Building Products, Inc. (e)	49,792	1,258,742
Intersect ENT, Inc. (e)	43,474	1,017,292
Jarden Corp. (e)	40,359	1,972,748
K2M Group Holdings, Inc. (e)	64,971	1,208,461
Kaiser Aluminum Corp.	19,387	1,555,807
Kennedy-Wilson Holdings, Inc.	65,973	1,462,621
Knoll, Inc.	48,545	1,067,019
La Quinta Holdings, Inc. (e)	77,819	1,227,984
LDR Holding Corp. (e)	42,868	1,480,232
Ligand Pharmaceuticals, Inc. (e)	8,549	732,222
Macquarie Infrastructure Corp.	31,506	2,352,238
Marcus & Millichap, Inc. (e)	25,427	1,169,388
Marriott Vacations Worldwide Corp.	26,989	1,839,030
Matador Resources Co. (e)	63,940	1,326,116
MAXIMUS, Inc.	21,062	1,254,453
Mentor Graphics Corp.	42,972	1,058,400
Middleby Corp. (e)	10,032	1,055,266
Motorcar Parts of America, Inc. (e)	39,274	1,230,847
NVR, Inc. (e)	679	1,035,624
Omnicell, Inc. (e)	39,361	1,224,127
PAREXEL International Corp. (e)	20,206	1,251,156
Phibro Animal Health Corp., Class A	40,738	1,288,543
Pinnacle Foods, Inc.	47,196	1,976,569
Post Holdings, Inc. (e)	22,271	1,316,216
PrivateBancorp, Inc.	61,854	2,370,864
Proofpoint, Inc. (e)	21,414	1,291,693
PTC, Inc. (e)	16,314	517,806
Rite Aid Corp. (e)	138,863	842,898
Sabre Corp.	37,260	1,012,727
Sage Therapeutics, Inc. (e)	8,032	339,914
Signature Bank (e)	9,663	1,329,242
Sirona Dental Systems, Inc. (e)	16,599	1,549,351
Six Flags Entertainment Corp.	35,103	1,607,015
South State Corp.	31,214	2,399,420
Springleaf Holdings, Inc. (e)	33,296	1,455,701
Strategic Hotels & Resorts, Inc. REIT (e)	165,443	2,281,459
Synergy Resources Corp. (e)	122,139	1,196,962

	Shares	Value*

Take-Two Interactive Software, Inc. (e)	57,469	$1,651,084
Team Health Holdings, Inc. (e)	31,646	1,709,833
Texas Roadhouse, Inc.	36,842	1,370,522
U.S. Concrete, Inc. (e)	993	47,456
Ultimate Software Group, Inc. (e)	8,683	1,554,344
Ultragenyx Pharmaceutical, Inc. (e)	3,933	378,787
Verint Systems, Inc. (e)	26,164	1,128,977
Vonage Holdings Corp. (e)	254,065	1,493,902
Western Alliance Bancorp (e)	64,080	1,967,897
XPO Logistics, Inc. (e)	20,778	495,140

		116,730,686

Total Common Stock (cost—$187,902,698)		205,709,248

	Principal Amount (000s)

Repurchase Agreements—5.4%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $11,736,000; collateralized by Freddie Mac, 2.375%, due 1/13/22, valued at $98,381 including accrued interest and U.S. Treasury Notes, 1.875%, due 11/30/21, valued at $11,874,881 including accrued interest (cost—$11,736,000)	$11,736	11,736,000

Total Investments (cost—$199,638,698) (b)—100.2%		217,445,248

Liabilities in excess of other assets—(0.2)%		(435,053)

Net Assets—100.0%		$217,010,195

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $82,416,162, representing 38.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $228,411, representing 0.1% of net assets.
(d)	Affiliated security.
(e)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	8.9%
Hotels, Restaurants & Leisure	6.9%
Software	5.9%
Health Care Equipment & Supplies	5.4%
Health Care Providers & Services	4.2%
Machinery	3.8%
IT Services	3.7%
Household Durables	3.0%
Building Products	2.7%
Insurance	2.7%
Real Estate Investment Trust	2.5%
Food Products	2.4%
Pharmaceuticals	2.1%
Internet Software & Services	2.0%
Semiconductors & Semiconductor Equipment	2.0%
Textiles, Apparel & Luxury Goods	1.9%
Trading Companies & Distributors	1.8%
Real Estate Management & Development	1.8%
Food & Staples Retailing	1.8%
Electrical Equipment	1.7%
Life Sciences Tools & Services	1.5%
Construction & Engineering	1.4%
Specialty Retail	1.4%
Commercial Services & Supplies	1.3%
Leisure Products	1.3%
Containers & Packaging	1.2%
Biotechnology	1.2%
Chemicals	1.2%
Oil, Gas & Consumable Fuels	1.2%
Transportation Infrastructure	1.1%
Multi-line Retail	1.1%
Auto Components	1.0%
Electronic Equipment, Instruments & Components	1.0%
Capital Markets	1.0%
Distributors	1.0%
Diversified Financial Services	0.9%
Technology Hardware, Storage & Peripherals	0.8%
Metals & Mining	0.7%
Thrifts & Mortgage Finance	0.7%
Diversified Telecommunication Services	0.7%
Household Products	0.7%
Consumer Finance	0.7%
Industrial Conglomerates	0.6%
Personal Products	0.6%
Air Freight & Logistics	0.6%
Internet & Catalog Retail	0.6%
Health Care Technology	0.6%
Automobiles	0.5%
Energy Equipment & Services	0.4%
Beverages	0.2%
Aerospace & Defense	0.2%
Professional Services	0.2%
Construction Materials	0.0%
Repurchase Agreements	5.4%
Liabilities in excess of other assets	(0.2)%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.0%

Biotechnology—32.4%
AbbVie, Inc.	123,220	$6,704,400
Actelion Ltd.	6,645	844,553
Alexion Pharmaceuticals, Inc. (d)	40,070	6,266,547
Alkermes PLC (d)	33,130	1,943,737
Amgen, Inc.	19,980	2,763,634
Baxalta, Inc.	11,865	373,866
Biogen, Inc. (d)	14,500	4,231,245
BioMarin Pharmaceutical, Inc. (d)	12,190	1,283,851
Celgene Corp. (c)(d)	70,375	7,612,464
Clovis Oncology, Inc. (d)	30,235	2,780,411
Dyax Corp. (d)	54,390	1,038,305
Eagle Pharmaceuticals, Inc. (d)	84,925	6,286,998
Gilead Sciences, Inc.	5,870	576,375
Heron Therapeutics, Inc. (d)	18,600	453,840
Incyte Corp. (d)	48,420	5,342,178
Intercept Pharmaceuticals, Inc. (d)	3,215	533,240
La Jolla Pharmaceutical Co. (d)	41,810	1,161,900
Medivation, Inc. (d)	23,170	984,725
Neurocrine Biosciences, Inc. (d)	18,240	725,770
Ophthotech Corp. (d)	34,995	1,417,997
Regeneron Pharmaceuticals, Inc. (d)	13,250	6,163,105
Ultragenyx Pharmaceutical, Inc. (d)	4,920	473,845
Vertex Pharmaceuticals, Inc. (d)	52,829	5,501,612

		65,464,598

Food & Staples Retailing—1.7%
CVS Health Corp.	24,155	2,330,474
Walgreens Boots Alliance, Inc.	13,595	1,129,745

		3,460,219

Health Care Equipment & Supplies—14.7%
Abaxis, Inc.	23,918	1,052,153
Abbott Laboratories	49,555	1,993,102
ABIOMED, Inc. (d)	14,775	1,370,529
Baxter International, Inc.	36,500	1,199,025
Becton Dickinson and Co.	15,210	2,017,759
Boston Scientific Corp. (d)	150,060	2,462,485
CR Bard, Inc.	4,705	876,589
DexCom, Inc. (d)	34,450	2,957,877
Edwards Lifesciences Corp. (d)	11,385	1,618,605
Hologic, Inc. (d)	59,935	2,345,257
LDR Holding Corp. (d)	52,260	1,804,538
Medtronic PLC	32,075	2,147,100
NuVasive, Inc. (d)	42,170	2,033,437
Smith & Nephew PLC ADR	92,905	3,251,675
St. Jude Medical, Inc.	21,360	1,347,602
Stryker Corp.	13,635	1,283,053

		29,760,786

Health Care Providers & Services—19.1%
Aetna, Inc.	32,535	3,559,654
Anthem, Inc.	23,895	3,345,300
Cigna Corp.	32,185	4,345,619
Community Health Systems, Inc. (d)	33,515	1,433,436
Diplomat Pharmacy, Inc. (d)	56,155	1,613,333
Express Scripts Holding Co. (d)	43,890	3,553,334
HCA Holdings, Inc. (d)	50,630	3,916,737
Humana, Inc.	20,585	3,684,715
Laboratory Corp. of America Holdings (d)	23,610	2,560,977
PharMerica Corp. (d)	67,885	1,932,686
UnitedHealth Group, Inc.	73,860	8,568,499

		38,514,290

Health Care Technology—1.6%
Cerner Corp. (d)	53,805	3,226,148

Life Sciences Tools & Services—2.2%
Illumina, Inc. (d)	7,530	1,323,925
Quintiles Transnational Holdings, Inc. (d)	28,835	2,006,051
Thermo Fisher Scientific, Inc.	8,435	1,031,432

		4,361,408

	Shares	Value*

Pharmaceuticals—26.3%
Allergan PLC (d)	7,355	$1,999,162
Bristol-Myers Squibb Co.	101,845	6,029,224
Catalent, Inc. (d)	124,120	3,016,116
Eisai Co., Ltd.	24,500	1,445,538
Eli Lilly & Co.	52,980	4,433,896
Johnson & Johnson (c)	54,965	5,130,983
Medicines Co. (d)	24,705	937,802
Merck & Co., Inc.	71,900	3,551,141
Mylan NV (d)	138,990	5,595,737
Novartis AG ADR	22,905	2,105,428
Novo Nordisk A/S, Class B	77,944	4,206,213
Pfizer, Inc.	71,075	2,232,466
Relypsa, Inc. (d)	14,755	273,115
Roche Holding AG	8,535	2,265,800
Shire PLC	78,970	5,398,542
Shire PLC ADR	13,825	2,837,305
UCB S.A.	21,429	1,678,805

		53,137,273

Total Common Stock (cost—$190,420,059)		197,924,722

	Units

WARRANTS—0.0%

Pharmaceuticals—0.0%
Sunesis Pharmaceuticals, Inc., strike price $2.52, expires 10/6/15 (b)(d) (cost—$125,814)	180,767	—

	Principal Amount (000s)

Repurchase Agreements—3.9%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $7,952,000; collateralized by U.S. Treasury Notes, 1.875%, due 11/30/21, valued at $8,114,756 including accrued interest (cost—$7,952,000)	$7,952	7,952,000

Total Investments, before securities sold short (cost—$198,497,873)—101.9%		205,876,722

	Shares

SECURITIES SOLD SHORT—(1.0)%

Common Stock—(1.0)%

Health Care Providers & Services—(1.0)%
McKesson Corp. (proceeds received—$2,267,141)	11,600	(2,146,348)

Total Investments, net of securities sold short (cost—$196,230,732) (a)—100.9%		203,730,374

Other liabilities in excess of other assets—(0.9)%		(1,740,211)

Net Assets—100.0%		$201,990,163

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $15,839,451, representing 7.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $0.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—33.0%

Aerospace & Defense—1.0%
Boeing Co.	163,200	$21,371,040
United Technologies Corp.	99,147	8,823,092

		30,194,132

Auto Components—0.6%
Johnson Controls, Inc.	408,300	16,887,288

Automobiles—0.6%
Ford Motor Co.	1,199,700	16,279,929

Banks—0.9%
Bank of America Corp.	485,339	7,561,582
Wells Fargo & Co.	382,200	19,625,970

		27,187,552

Beverages—1.2%
Coca-Cola Co.	412,300	16,541,476
PepsiCo, Inc. (e)	193,600	18,256,480

		34,797,956

Biotechnology—2.7%
AbbVie, Inc.	365,700	19,897,737
Amgen, Inc.	160,250	22,165,780
Biogen, Inc. (f)	46,500	13,569,165
Gilead Sciences, Inc.	239,250	23,491,957

		79,124,639

Chemicals—0.5%
Monsanto Co.	179,600	15,327,064

Communications Equipment—0.4%
QUALCOMM, Inc.	237,700	12,771,621

Construction & Engineering—0.3%
Fluor Corp.	209,800	8,885,030

Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.	372,900	16,224,879

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp., Class A	340,800	17,367,168

Energy Equipment & Services—0.5%
Diamond Offshore Drilling, Inc.	24,700	427,310
National Oilwell Varco, Inc.	93,000	3,501,450
Schlumberger Ltd.	172,400	11,890,428

		15,819,188

Food & Staples Retailing—2.3%
Costco Wholesale Corp. (e)	151,100	21,844,527
Kroger Co. (e)	639,050	23,050,533
Walgreens Boots Alliance, Inc.	267,500	22,229,250

		67,124,310

Food Products—0.2%
Archer-Daniels-Midland Co.	159,650	6,617,493

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.	247,200	8,120,520

Health Care Providers & Services—1.5%
McKesson Corp.	114,300	21,148,929
UnitedHealth Group, Inc. (e)	202,950	23,544,229

		44,693,158

Hotels, Restaurants & Leisure—1.4%
McDonald’s Corp. (e)	126,400	12,454,192
MGM Resorts International (f)	230,251	4,248,131
Starbucks Corp. (e)	440,800	25,055,072

		41,757,395

	Shares	Value*

Household Products—0.5%
Procter & Gamble Co.	191,500	$13,776,510

Industrial Conglomerates—1.2%
3M Co.	112,700	15,977,479
General Electric Co.	747,300	18,846,906

		34,824,385

Insurance—0.5%
Prudential Financial, Inc.	196,500	14,975,265

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (e)(f)	57,950	29,664,026

Internet Software & Services—2.3%
Alibaba Group Holding Ltd. ADR (f)	98,500	5,808,545
Alphabet, Inc., Class A (f)	56,500	36,067,905
Facebook, Inc., Class A (e)(f)	274,850	24,709,015

		66,585,465

IT Services—1.3%
International Business Machines Corp.	92,200	13,366,234
Visa, Inc., Class A (e)	360,000	25,077,600

		38,443,834

Machinery—0.8%
AGCO Corp.	208,700	9,731,681
Deere & Co.	133,100	9,849,400
Joy Global, Inc.	166,700	2,488,831

		22,069,912

Media—1.6%
Comcast Corp., Class A	382,500	21,756,600
Walt Disney Co.	238,900	24,415,580

		46,172,180

Metals & Mining—0.0%
Freeport-McMoRan, Inc.	113,100	1,095,939

Multi-line Retail—0.8%
Target Corp. (e)	299,900	23,590,134

Oil, Gas & Consumable Fuels—0.6%
Occidental Petroleum Corp.	94,700	6,264,405
Valero Energy Corp. (e)	207,300	12,458,730

		18,723,135

Pharmaceuticals—0.6%
Bristol-Myers Squibb Co. (e)	313,900	18,582,880

Road & Rail—0.6%
Union Pacific Corp.	196,100	17,337,201

Semiconductors & Semiconductor Equipment—1.5%
Intel Corp.	784,000	23,629,760
Texas Instruments, Inc.	409,000	20,253,680

		43,883,440

Software—1.6%
Microsoft Corp.	588,300	26,038,158
Oracle Corp.	532,400	19,230,288

		45,268,446

Specialty Retail—0.8%
Home Depot, Inc. (e)	210,800	24,345,292

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc. (e)	285,550	31,496,165
EMC Corp.	747,500	18,059,600

		49,555,765

Total Common Stock (cost—$1,164,984,094)		968,073,131

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—31.4%

Advertising—0.1%
Affinion Group, Inc.,
7.875%, 12/15/18	$3,820	$2,826,800

Aerospace & Defense—0.8%
KLX, Inc. (a)(b),
5.875%, 12/1/22	8,435	8,247,827
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	1,789	1,458,035
TransDigm, Inc.,
6.50%, 5/15/25 (a)(b)	5,020	4,737,625
7.50%, 7/15/21	7,626	7,988,235

		22,431,722

Apparel & Textiles—0.0%
Quiksilver, Inc. (c),
10.00%, 8/1/20	1,000	85,000

Auto Components—0.7%
Accuride Corp.,
9.50%, 8/1/18	3,915	3,944,362
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	6,565	6,630,650
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,485	3,563,413
Goodyear Tire & Rubber Co.,
8.25%, 8/15/20	4,845	5,063,025

		19,201,450

Auto Manufacturers—0.4%
FCA US LLC,
8.25%, 6/15/21	5,520	5,871,624
Navistar International Corp.,
8.25%, 11/1/21	6,153	4,960,856

		10,832,480

Banks—0.1%
Citigroup, Inc. (d),
5.35%, 5/15/23	3,630	3,389,513

Building Materials—0.2%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	6,035	6,291,488

Chemicals—0.8%
A Schulman, Inc. (a)(b),
6.875%, 6/1/23	1,360	1,288,600
Chemours Co. (a)(b),
6.625%, 5/15/23	7,000	4,725,000
7.00%, 5/15/25	6,565	4,332,900
OMNOVA Solutions, Inc.,
7.875%, 11/1/18	3,616	3,593,400
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	7,445	6,439,925
Univar USA, Inc. (a)(b),
6.75%, 7/15/23	2,000	1,865,000

		22,244,825

Coal—0.1%
Arch Coal, Inc.,
9.875%, 6/15/19	3,930	353,700
CONSOL Energy, Inc.,
5.875%, 4/15/22	5,530	3,746,575

		4,100,275

Commercial Services—1.8%
Cardtronics, Inc.,
5.125%, 8/1/22	2,065	1,992,725
Cenveo Corp.,
6.00%, 8/1/19 (a)(b)	1,095	936,225
8.50%, 9/15/22 (a)(b)	1,520	1,041,200
11.50%, 5/15/17	4,205	3,905,394

	Principal Amount (000s)	Value*

ExamWorks Group, Inc.,
5.625%, 4/15/23	$6,065	$6,171,137
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	6,895	5,748,706
9.75%, 8/1/18	4,190	4,320,938
Hertz Corp.,
6.75%, 4/15/19	3,795	3,870,900
Monitronics International, Inc.,
9.125%, 4/1/20	6,450	5,837,250
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	2,951,381
7.00%, 2/15/22	5,500	5,355,625
SFX Entertainment, Inc. (a)(b),
9.625%, 2/1/19	5,578	3,737,260
United Rentals North America, Inc.,
5.50%, 7/15/25	4,100	3,848,875
8.25%, 2/1/21	1,846	1,952,145

		51,669,761

Computers—0.1%
Unisys Corp.,
6.25%, 8/15/17	3,615	3,709,894

Containers & Packaging—0.2%
Owens-Brockway Glass Container, Inc. (a)(b),
5.00%, 1/15/22	1,460	1,392,475
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	3,585	3,717,197

		5,109,672

Distribution/Wholesale—0.6%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	6,015	5,864,625
HD Supply, Inc.,
7.50%, 7/15/20	2,465	2,575,925
11.00%, 4/15/20	5,380	5,985,250
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,795	3,956,287

		18,382,087

Diversified Financial Services—1.3%
Ally Financial, Inc.,
8.00%, 3/15/20	2,995	3,451,738
Community Choice Financial, Inc.,
10.75%, 5/1/19	6,035	2,021,725
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	1,000	976,250
International Lease Finance Corp.,
8.25%, 12/15/20	3,805	4,461,362
8.75%, 3/15/17	4,035	4,347,713
Nationstar Mortgage LLC,
7.875%, 10/1/20	5,105	4,664,694
9.625%, 5/1/19	4,260	4,403,775
Navient Corp.,
8.45%, 6/15/18	3,920	4,040,030
Springleaf Finance Corp.,
6.90%, 12/15/17	3,530	3,697,675
8.25%, 10/1/23	4,360	4,774,200

		36,839,162

Electric Utilities—0.5%
Calpine Corp.,
5.75%, 1/15/25	6,140	5,763,925
7.875%, 1/15/23 (a)(b)	874	939,550
NRG Energy, Inc.,
6.25%, 5/1/24	6,523	5,789,163
Talen Energy Supply LLC (a)(b),
6.50%, 6/1/25	3,365	2,898,106

		15,390,744

Electrical Equipment—0.2%
Anixter, Inc.,
5.125%, 10/1/21	1,470	1,464,488
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	4,815	4,261,275

		5,725,763

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Electronics—0.3%
Kemet Corp.,
10.50%, 5/1/18	$10,015	$9,288,913

Engineering & Construction—0.5%
AECOM (a)(b),
5.875%, 10/15/24	11,270	11,382,700
Dycom Investments, Inc.,
7.125%, 1/15/21	2,405	2,533,307

		13,916,007

Entertainment—0.7%
Cedar Fair L.P.,
5.375%, 6/1/24	7,385	7,440,387
International Game Technology PLC (a)(b),
6.25%, 2/15/22	4,095	3,828,825
Scientific Games International, Inc.,
10.00%, 12/1/22	10,000	8,750,000

		20,019,212

Food & Beverage—0.9%
Post Holdings, Inc.,
7.375%, 2/15/22	8,900	9,089,125
SUPERVALU, Inc.,
6.75%, 6/1/21	7,400	7,215,000
8.00%, 5/1/16	2,375	2,407,656
U.S. Foods, Inc.,
8.50%, 6/30/19	7,300	7,573,750

		26,285,531

Healthcare-Products—0.7%
Hologic, Inc. (a)(b),
5.25%, 7/15/22	7,135	7,224,188
Kinetic Concepts, Inc.,
10.50%, 11/1/18	7,450	7,816,912
Teleflex, Inc.,
5.25%, 6/15/24	4,820	4,868,200

		19,909,300

Healthcare-Services—2.1%
Community Health Systems, Inc.,
6.875%, 2/1/22	2,500	2,559,275
7.125%, 7/15/20	4,970	5,181,225
8.00%, 11/15/19	5,730	5,977,106
DaVita HealthCare Partners, Inc.,
5.125%, 7/15/24	7,060	6,946,158
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	4,370	4,337,225
HCA, Inc.,
7.50%, 2/15/22	8,185	9,269,512
Kindred Healthcare, Inc.,
6.375%, 4/15/22	6,493	6,468,651
8.00%, 1/15/20 (a)(b)	2,890	3,070,625
8.75%, 1/15/23 (a)(b)	2,630	2,860,125
Select Medical Corp.,
6.375%, 6/1/21	4,550	4,459,000
Tenet Healthcare Corp.,
5.00%, 3/1/19	3,250	3,156,563
8.125%, 4/1/22	6,660	7,095,564

		61,381,029

Holding Companies-Diversified—0.2%
Horizon Pharma Financing, Inc. (a)(b),
6.625%, 5/1/23	8,115	7,191,919

Home Builders—1.1%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	2,810	2,592,225
9.125%, 5/15/19	2,475	2,536,875
Brookfield Residential Properties, Inc. (a)(b),
6.125%, 7/1/22	5,000	4,787,500
6.50%, 12/15/20	8,735	8,669,487

	Principal Amount (000s)	Value*

Cal Atlantic Group, Inc.,,
5.875%, 11/15/24	$2,295	$2,363,850
8.375%, 5/15/18	4,650	5,254,500
KB Home,
8.00%, 3/15/20	5,535	5,894,775

		32,099,212

Household Products/Wares—0.1%
Spectrum Brands, Inc. (a)(b),
5.75%, 7/15/25	3,920	4,018,000

Insurance—0.1%
CNO Financial Group, Inc.,
5.25%, 5/30/25	4,025	4,100,469

Internet—0.6%
Affinion Investments LLC,
13.50%, 8/15/18	3,876	2,070,970
j2 Global, Inc.,
8.00%, 8/1/20	5,380	5,756,600
Mood Media Corp. (a)(b),
9.25%, 10/15/20	1,910	1,403,850
Netflix, Inc. (a)(b),
5.875%, 2/15/25	8,705	8,987,913

		18,219,333

Iron/Steel—0.4%
AK Steel Corp.,
7.625%, 5/15/20	1,220	667,950
8.375%, 4/1/22	1,405	716,159
8.75%, 12/1/18	1,315	1,285,610
ArcelorMittal,
10.60%, 6/1/19	6,285	6,811,369
Steel Dynamics, Inc.,
5.50%, 10/1/24	1,270	1,167,606

		10,648,694

Leisure Time—0.3%
Jarden Corp.,
7.50%, 5/1/17	3,190	3,421,275
NCL Corp. Ltd. (a)(b),
5.25%, 11/15/19	5,615	5,751,894

		9,173,169

Lodging—0.5%
MGM Resorts International,
6.625%, 12/15/21	8,690	8,950,700
7.50%, 6/1/16	1,830	1,884,900
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	3,230	2,781,837

		13,617,437

Machinery-Construction & Mining—0.2%
BlueLine Rental Finance Corp. (a)(b),
7.00%, 2/1/19	6,300	6,079,500

Machinery-Diversified—0.3%
Case New Holland Industrial, Inc.,
7.875%, 12/1/17	1,750	1,855,000
Zebra Technologies Corp. (a)(b),
7.25%, 10/15/22	6,580	7,024,150

		8,879,150

Media—2.5%
American Media, Inc.,
11.50%, 12/15/17	4,700	4,835,125
Cablevision Systems Corp.,
8.00%, 4/15/20	2,250	2,002,500
8.625%, 9/15/17	4,020	4,200,900
CCO Holdings LLC,
5.75%, 1/15/24	6,915	6,621,112
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	6,610	6,659,575
DISH DBS Corp.,
5.875%, 7/15/22	4,400	3,894,000
6.75%, 6/1/21	6,000	5,745,000

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Gray Television, Inc.,
7.50%, 10/1/20	$6,015	$6,187,931
LIN Television Corp. (a)(b),
5.875%, 11/15/22	6,500	6,467,500
McClatchy Co.,
9.00%, 12/15/22	7,035	6,357,881
McGraw-Hill Global Education Holdings LLC,
9.75%, 4/1/21	4,935	5,416,163
Mediacom Broadband LLC,
6.375%, 4/1/23	2,700	2,565,000
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	6,220	6,429,925
Postmedia Network, Inc.,
12.50%, 7/15/18	2,980	2,965,100
Sinclair Television Group, Inc.,
6.375%, 11/1/21	4,335	4,378,350

		74,726,062

Mining—0.3%
Alcoa, Inc.,
5.90%, 2/1/27	2,310	2,240,700
HudBay Minerals, Inc.,
9.50%, 10/1/20	3,385	2,720,694
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	7,415	4,282,163
12.50%, 5/1/19	437	234,341

		9,477,898

Miscellaneous Manufacturing—0.2%
Gates Global LLC (a)(b),
6.00%, 7/15/22	1,260	1,020,600
Trinseo Materials Operating SCA (a)(b),
6.75%, 5/1/22	4,665	4,490,063

		5,510,663

Oil, Gas & Consumable Fuels—2.4%
American Energy-Permian Basin LLC (a)(b),
7.375%, 11/1/21	5,000	2,925,000
BreitBurn Energy Partners L.P.,
7.875%, 4/15/22	1,870	677,875
8.625%, 10/15/20	5,475	2,436,375
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	9,925	8,982,125
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	1,735	1,531,138
Chesapeake Energy Corp.,
6.625%, 8/15/20	6,055	4,529,867
Concho Resources, Inc.,
7.00%, 1/15/21	3,170	3,233,400
CVR Refining LLC,
6.50%, 11/1/22	3,375	3,287,250
Energy XXI Gulf Coast, Inc.,
6.875%, 3/15/24	3,120	553,800
9.25%, 12/15/17	5,110	1,098,650
EP Energy LLC,
9.375%, 5/1/20	5,685	4,917,525
Hercules Offshore, Inc. (a)(b)(c),
6.75%, 4/1/22	4,295	880,475
8.75%, 7/15/21	6,590	1,416,850
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,490	2,421,525
Linn Energy LLC,
6.50%, 9/15/21	2,940	624,750
Range Resources Corp. (a)(b),
4.875%, 5/15/25	6,750	6,032,812
Rice Energy, Inc.,
6.25%, 5/1/22	5,045	4,524,760
Sanchez Energy Corp.,
6.125%, 1/15/23	4,820	3,253,500

	Principal Amount (000s)	Value*

Sunoco L.P. (a)(b),
6.375%, 4/1/23	$9,115	$8,955,487
Ultra Petroleum Corp. (a)(b),
6.125%, 10/1/24	1,210	695,750
United Refining Co.,
10.50%, 2/28/18	2,048	2,129,920
Vanguard Natural Resources LLC,
7.875%, 4/1/20	7,305	4,474,312

		69,583,146

Paper & Forest Products—0.1%
Mercer International, Inc.,
7.75%, 12/1/22	4,140	4,202,100

Pharmaceuticals—0.8%
Endo Finance LLC (a)(b),
5.375%, 1/15/23	4,015	3,869,456
7.00%, 12/15/20	4,000	4,160,000
Omnicare, Inc.,
5.00%, 12/1/24	3,430	3,738,700
Valeant Pharmaceuticals International, Inc. (a)(b),
6.125%, 4/15/25	6,280	6,031,312
7.50%, 7/15/21	6,000	6,195,000

		23,994,468

Pipelines—0.4%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	5,259	4,759,395
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	5,268	4,714,860
Tesoro Logistics L.P.,
6.125%, 10/15/21	2,715	2,681,062
6.25%, 10/15/22 (a)(b)	1,010	989,800

		13,145,117

Real Estate—0.2%
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	5,458	5,348,840

Real Estate Investment Trust—0.4%
Equinix, Inc.,
5.375%, 1/1/22	6,670	6,670,000
iStar, Inc.,
7.125%, 2/15/18	3,805	3,904,881

		10,574,881

Retail—1.0%
Conn’s, Inc.,
7.25%, 7/15/22	7,620	7,353,300
Dollar Tree, Inc. (a)(b),
5.75%, 3/1/23	9,290	9,684,825
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	6,810	7,048,350
Rite Aid Corp.,
9.25%, 3/15/20	3,000	3,195,000
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,340	3,540,400

		30,821,875

Semiconductors—1.0%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	2,515	1,751,069
7.00%, 7/1/24	2,000	1,250,000
7.50%, 8/15/22	1,670	1,077,150
Amkor Technology, Inc.,
6.375%, 10/1/22	6,010	5,578,031
Freescale Semiconductor, Inc. (a)(b),
6.00%, 1/15/22	6,825	7,149,188
Micron Technology, Inc.,
5.875%, 2/15/22	6,400	6,336,000
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	6,085	6,092,606

		29,234,044

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc. (a)(b),
5.00%, 12/15/21	$5,135	$5,256,956

Software—0.9%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	3,770	4,015,050
First Data Corp.,
10.625%, 6/15/21	3,250	3,570,937
12.625%, 1/15/21	2,585	2,943,669
MSCI, Inc. (a)(b),
5.25%, 11/15/24	6,620	6,727,575
Open Text Corp. (a)(b),
5.625%, 1/15/23	6,695	6,657,341
SS&C Technologies Holdings, Inc. (a)(b),
5.875%, 7/15/23	3,470	3,539,400

		27,453,972

Telecommunications—3.2%
CenturyLink, Inc.,
6.75%, 12/1/23	2,000	1,745,000
Cincinnati Bell, Inc.,
8.375%, 10/15/20	530	535,300
CommScope Technologies Finance LLC (a)(b),
6.00%, 6/15/25	7,960	7,656,565
Consolidated Communications, Inc. (a)(b),
6.50%, 10/1/22	7,200	6,480,000
EarthLink Holdings Corp.,
7.375%, 6/1/20	8,710	8,993,075
8.875%, 5/15/19	2,416	2,500,560
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	6,890	7,406,750
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	3,500	2,896,250
7.25%, 4/1/19	5,005	4,710,956
Level 3 Financing, Inc. (a)(b),
5.375%, 5/1/25	9,765	9,307,217
Sprint Communications, Inc.,
6.00%, 11/15/22	3,925	2,963,375
8.375%, 8/15/17	4,250	4,247,833
11.50%, 11/15/21	4,360	4,327,300
Sprint Corp.,
7.125%, 6/15/24	2,250	1,737,225
T-Mobile USA, Inc.,
6.625%, 11/15/20	3,205	3,265,094
6.625%, 4/1/23	4,000	3,970,000
6.836%, 4/28/23	6,405	6,356,962
West Corp. (a)(b),
5.375%, 7/15/22	7,935	7,359,712
Windstream Services LLC,
7.50%, 6/1/22	2,500	1,896,875
7.50%, 4/1/23	2,125	1,583,125
7.875%, 11/1/17	3,000	3,121,890

		93,061,064

Transportation—0.6%
Erickson, Inc.,
8.25%, 5/1/20	9,346	6,495,470
Quality Distribution LLC,
9.875%, 11/1/18	1,962	2,025,520
XPO Logistics, Inc. (a)(b),
6.50%, 6/15/22	2,995	2,543,878
7.875%, 9/1/19	5,790	5,666,962

		16,731,830

Utilities—0.3%
TerraForm Power Operating LLC (a)(b),
5.875%, 2/1/23	8,860	7,863,250

Total Corporate Bonds & Notes (cost—$1,019,424,307)		920,043,677

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—24.2%

Apparel & Textiles—0.2%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	$4,185	$3,337,537
2.50%, 6/1/16	1,440	1,360,800

		4,698,337

Auto Manufacturers—1.3%
Fiat Chrysler Automobiles NV,
7.875%, 12/15/16	13,592	16,157,490
Tesla Motors, Inc.,
0.25%, 3/1/19	5,690	5,519,300
1.25%, 3/1/21	14,665	13,876,756
1.50%, 6/1/18	1,245	2,535,131

		38,088,677

Biotechnology—1.6%
Aegerion Pharmaceuticals, Inc.,
2.00%, 8/15/19	5,500	4,138,750
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	4,470	5,797,031
1.50%, 10/15/20	1,740	2,346,825
Gilead Sciences, Inc.,
1.625%, 5/1/16	2,625	11,257,982
Illumina, Inc.,
zero coupon, 6/15/19	805	887,009
0.50%, 6/15/21	14,555	16,983,866
Medicines Co.,
1.375%, 6/1/17	2,895	4,228,510
Theravance, Inc.,
2.125%, 1/15/23	1,360	897,600

		46,537,573

Commercial Services—0.3%
Huron Consulting Group, Inc.,
1.25%, 10/1/19	7,980	8,324,137

Computers—0.7%
Brocade Communications Systems, Inc. (a)(b),
1.375%, 1/1/20	7,450	7,314,969
SanDisk Corp.,
0.50%, 10/15/20	12,720	12,378,150
1.50%, 8/15/17	1,390	1,732,287

		21,425,406

Construction & Engineering—0.1%
Dycom Industries, Inc. (a)(b),
0.75%, 9/15/21	2,940	2,917,950

Distribution/Wholesale—0.2%
WESCO International, Inc.,
6.00%, 9/15/29	2,995	4,973,572

Diversified Financial Services—0.2%
Encore Capital Group, Inc.,
2.875%, 3/15/21	6,960	5,881,200

Electric Utilities—0.1%
NRG Yield, Inc. (a)(b),
3.25%, 6/1/20	4,420	3,820,537
3.50%, 2/1/19	280	253,225

		4,073,762

Energy-Alternate Sources—0.7%
SolarCity Corp. (a)(b),
1.625%, 11/1/19	10,475	8,216,328
SunEdison, Inc. (a)(b),
0.25%, 1/15/20	9,565	5,493,897
2.625%, 6/1/23	11,270	5,733,613
3.375%, 6/1/25	3,800	1,949,875

		21,393,713

Health Care Providers & Services—0.1%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	3,435	3,664,716

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Healthcare-Products—1.1%
Cepheid,
1.25%, 2/1/21	$3,625	$3,692,969
Hologic, Inc.,
zero coupon, 12/15/43	7,495	9,485,860
2.00%, 3/1/42	3,000	4,053,750
NuVasive, Inc.,
2.75%, 7/1/17	6,135	7,764,609
Wright Medical Group, Inc. (a)(b),
2.00%, 2/15/20	7,245	6,928,031

		31,925,219

Healthcare-Services—0.7%
Impax Laboratories, Inc. (a)(b),
2.00%, 6/15/22	9,060	8,221,950
Molina Healthcare, Inc.,
1.125%, 1/15/20	6,420	11,202,900

		19,424,850

Holding Companies-Diversified—0.1%
Horizon Pharma Investment Ltd. (a)(b),
2.50%, 3/15/22	2,530	2,457,263

Home Builders—0.6%
KB Home,
1.375%, 2/1/19	5,375	5,018,906
Lennar Corp. (a)(b),
3.25%, 11/15/21	4,005	8,247,797
Ryland Group, Inc.,
0.25%, 6/1/19	1,705	1,573,928
1.625%, 5/15/18	2,875	3,994,453

		18,835,084

Insurance—0.8%
Fidelity National Financial, Inc.,
4.25%, 8/15/18	4,695	9,122,995
MGIC Investment Corp.,
5.00%, 5/1/17	4,810	5,140,688
Radian Group, Inc.,
2.25%, 3/1/19	5,900	8,923,750

		23,187,433

Internet—4.2%
Ctrip.com International Ltd.,
1.25%, 10/15/18	7,610	8,171,237
1.99%, 7/1/25 (a)(b)	3,340	2,964,250
FireEye, Inc. (a)(b),
1.00%, 6/1/35	4,460	4,044,663
1.625%, 6/1/35	4,650	4,135,594
LinkedIn Corp. (a)(b),
0.50%, 11/1/19	7,420	7,318,012
Priceline Group, Inc.,
0.35%, 6/15/20	14,075	16,599,703
0.90%, 9/15/21 (a)(b)	3,660	3,607,388
1.00%, 3/15/18	2,995	4,224,822
Qihoo 360 Technology Co., Ltd.,
2.50%, 9/15/18	5,095	4,926,228
SINA Corp.,
1.00%, 12/1/18	6,445	6,130,806
Twitter, Inc. (a)(b),
0.25%, 9/15/19	4,920	4,326,525
1.00%, 9/15/21	9,690	8,303,119
VeriSign, Inc.,
4.136%, 8/15/37	6,275	13,126,516
Web.com Group, Inc.,
1.00%, 8/15/18	5,700	5,372,250
WebMD Health Corp.,
1.50%, 12/1/20	2,970	3,051,675
2.50%, 1/31/18	6,075	6,143,344
Yahoo!, Inc.,
zero coupon, 12/1/18	14,765	14,358,962
YY, Inc.,
2.25%, 4/1/19	7,795	7,317,556

		124,122,650

	Principal Amount (000s)	Value*

Iron/Steel—0.0%
United States Steel Corp.,
2.75%, 4/1/19	$1,215	$1,209,684

Leisure Time—0.5%
Jarden Corp.,
1.125%, 3/15/34	8,485	9,747,144
1.875%, 9/15/18	4,020	6,462,150

		16,209,294

Machinery-Diversified—0.1%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	2,781,244

Media—0.4%
Liberty Media Corp.,
1.375%, 10/15/23	12,025	11,431,266

Miscellaneous Manufacturing—0.1%
Trinity Industries, Inc.,
3.875%, 6/1/36	2,230	2,641,156

Oil, Gas & Consumable Fuels—0.9%
Cheniere Energy, Inc.,
4.25%, 3/15/45	12,605	7,901,759
Cobalt International Energy, Inc.,
2.625%, 12/1/19	7,050	5,023,125
3.125%, 5/15/24	4,900	3,105,375
Energy XXI Ltd.,
3.00%, 12/15/18	7,835	803,088
Stone Energy Corp.,
1.75%, 3/1/17	5,735	4,856,828
Whiting Petroleum Corp. (a)(b),
1.25%, 4/1/20	4,755	3,896,128

		25,586,303

Pharmaceuticals—1.0%
Clovis Oncology, Inc.,
2.50%, 9/15/21	2,440	4,085,475
Herbalife Ltd.,
2.00%, 8/15/19	11,405	10,100,610
Jazz Investments I Ltd.,
1.875%, 8/15/21	6,810	6,954,713
Teva Pharmaceutical Finance Co. LLC,
0.25%, 2/1/26	7,285	9,916,706

		31,057,504

Real Estate—0.2%
Extra Space Storage L.P. (b),
3.125%, 10/1/35	5,330	5,393,294

Real Estate Investment Trust—0.4%
iStar Financial, Inc. (a)(b),
1.50%, 11/15/16	4,510	4,473,356
Starwood Property Trust, Inc.,
4.55%, 3/1/18	6,610	6,758,725

		11,232,081

Retail—0.1%
Restoration Hardware Holdings, Inc. (a)(b),
zero coupon, 7/15/20	2,700	2,622,375

Semiconductors—3.8%
GT Advanced Technologies, Inc. (c),
3.00%, 10/1/17	2,860	557,700
Intel Corp.,
3.25%, 8/1/39	11,650	17,598,840
Lam Research Corp.,
0.50%, 5/15/16	3,735	4,241,560
1.25%, 5/15/18	6,860	8,635,025
Microchip Technology, Inc.,
1.625%, 2/15/25 (a)(b)	10,190	9,801,506
2.125%, 12/15/37	5,320	9,349,900
Micron Technology, Inc.,
3.00%, 11/15/43	14,262	12,060,304

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Novellus Systems, Inc.,
2.625%, 5/15/41	$3,370	$6,615,731
NVIDIA Corp.,
1.00%, 12/1/18	9,210	12,162,956
NXP Semiconductors NV (a)(b),
1.00%, 12/1/19	8,000	8,875,000
ON Semiconductor Corp.,
1.00%, 12/1/20 (a)(b)	1,000	935,625
2.625%, 12/15/26	7,790	8,739,406
Xilinx, Inc.,
2.625%, 6/15/17	7,495	11,205,025

		110,778,578

Software—2.7%
Akamai Technologies, Inc.,
zero coupon, 2/15/19	12,525	13,143,484
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	5,450	5,402,313
Citrix Systems, Inc.,
0.50%, 4/15/19	10,500	11,123,438
Red Hat, Inc. (a)(b),
0.25%, 10/1/19	9,040	10,881,900
Salesforce.com, Inc.,
0.25%, 4/1/18	14,545	17,853,987
ServiceNow, Inc.,
zero coupon, 11/1/18	9,395	10,622,222
Verint Systems, Inc.,
1.50%, 6/1/21	2,875	2,754,609
Workday, Inc.,
0.75%, 7/15/18	5,695	6,164,838

		77,946,791

Telecommunications—0.7%
Ciena Corp.,
0.875%, 6/15/17	5,465	5,417,181
3.75%, 10/15/18 (a)(b)	2,910	3,653,869
Ixia,
3.00%, 12/15/15	3,385	3,401,925
JDS Uniphase Corp.,
0.625%, 8/15/33	10,315	9,676,759

		22,149,734

Transportation—0.3%
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	3,617,662
Scorpio Tankers, Inc. (a)(b),
2.375%, 7/1/19	4,440	4,437,225

		8,054,887

Total Convertible Bonds (cost—$818,700,448)		711,025,733

	Shares

CONVERTIBLE PREFERRED STOCK—7.3%

Automobiles—0.1%
Goldman Sachs Group, Inc. (General Motors Co.) (h),
8.00%, 12/17/15	144,000	4,064,976

Banks—0.6%
Bank of America Corp., Ser. L (d),
7.25%	5,215	5,616,555
Wells Fargo & Co., Ser. L (d),
7.50%	10,570	12,345,760

		17,962,315

Commercial Services & Supplies—0.2%
Stericycle, Inc.,
5.25%, 9/15/18	62,470	6,354,448

Diversified Telecommunication Services—0.0%
Intelsat S.A., Ser. A,
5.75%, 5/1/16	43,650	816,255

	Shares	Value*

Electric Utilities—0.3%
Exelon Corp.,
6.50%, 6/1/17	205,550	$8,972,257

Food & Beverage—0.4%
Post Holdings, Inc. (b)(d),
2.50%	110,675	12,616,950

Food Products—0.4%
Tyson Foods, Inc.,
4.75%, 7/15/17	240,240	12,314,702

Health Care Providers & Services—0.4%
Goldman Sachs Group, Inc. (Laboratory Corp. of America Holdings) (h),
8.00%, 3/31/16	36,500	3,997,991
JPMorgan Chase & Co. (HCA Holding, Inc.) (h),
8.00%, 5/5/16	8,744,000	6,395,362

		10,393,353

Healthcare-Services—0.7%
Anthem, Inc.,
5.25%, 5/1/18	436,855	21,117,571

Independent Power Producers & Energy Traders—0.2%
Dynegy, Inc., Ser. A,
5.375%, 11/1/17	68,515	5,352,392

Iron/Steel—0.1%
ArcelorMittal,
6.00%, 1/15/16	346,315	2,954,483

Machinery—0.5%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	71,900	9,641,790
6.25%, UNIT (f)	29,675	3,264,250

		12,906,040

Metals & Mining—0.2%
Alcoa, Inc., Ser. 1,
5.375%, 10/1/17	167,215	5,584,981

Oil, Gas & Consumable Fuels—0.4%
Chesapeake Energy Corp. (b)(d),
5.75%	14,300	5,737,875
Southwestern Energy Co., Ser. B,
6.25%, 1/15/18	144,575	4,493,391

		10,231,266

Pharmaceuticals—0.9%
Allergan PLC, Ser. A,
5.50%, 3/1/18	27,410	25,860,239

Real Estate Investment Trust—1.0%
American Tower Corp.,
5.25%, 5/15/17, Ser. A	93,840	9,276,084
5.50%, 2/15/18	91,795	8,833,433
Crown Castle International Corp., Ser. A,
4.50%, 11/1/16	107,230	10,922,448

		29,031,965

Telecommunications—0.5%
Frontier Communications Corp., Ser. A,
11.125%, 6/29/18	158,090	14,726,083

Wireless Telecommunication Services—0.4%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	174,990	12,084,809

Total Convertible Preferred Stock (cost—$252,800,757)		213,345,085

PREFERRED STOCK—0.3%

Commercial Services—0.3%
SFX Entertainment, Inc., Ser. B (i)(j) (cost—$8,000,000)	8,000	8,000,000

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—3.1%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $90,597,000; collateralized by U.S. Treasury Notes, 1.875%, due 11/30/21, valued at $92,412,694 including accrued interest (cost—$90,597,000)	$90,597	$90,597,000

Total Investments, before options written (cost—$3,354,506,606)—99.3%		2,911,084,626

	Contracts

OPTIONS WRITTEN (f)(g)—(0.0)%

Call Options—(0.0)%
Amazon.Com, Inc.,
strike price $585.00, expires 10/16/15	345	(6,210)
Apple, Inc.,
strike price $130.00, expires 11/20/15	1,430	(68,640)
Bristol-Myers Squibb Co.,
strike price $69.50, expires 10/16/15	2,190	(26,280)
Costco Wholesale Corp.,
strike price $150.00, expires 10/16/15	750	(34,875)
Facebook, Inc.,
strike price $101.00, expires 10/16/15	1,920	(16,320)
Google, Inc.,
strike price $715.00, expires 10/16/15	280	(34,300)
Home Depot Inc.,
strike price $122.00, expires 10/16/15	1,253	(22,554)
Kroger Co.,
strike price $40.00, expires 10/16/15	980	(7,350)
McDonald’s Corp.,
strike price $101.00, expires 10/16/15	220	(11,330)
Pepsico, Inc.,
strike price $97.50, expires 10/16/15	1,355	(48,780)
Starbucks Corp.,
strike price $60.00, expires 10/16/15	2,870	(48,790)
Target Corp.,
strike price $85.00, expires 10/16/15	1,310	(7,205)
Unitedhealth Group, Inc.,
strike price $130.00, expires 10/16/15	1,420	(28,400)
Valero Energy Corp.,
strike price $67.50, expires 11/20/15	1,450	(132,675)
Visa, Inc.,
strike price $77.50, expires 11/20/15	2,520	(73,080)

Total Options Written (premiums received—$989,083)		(566,789)

Total Investments, net of options written (cost—$3,353,517,523)—99.3%		2,910,517,837

Other assets less other liabilities—0.7%		19,311,491

Net Assets—100.0%		$2,929,829,328

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $446,038,275, representing 15.2% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	In default.
(d)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(f)	Non-income producing.
(g)	Exchange traded-Chicago Board Options Exchange.
(h)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(i)	Fair-Valued—Security with a value of $8,000,000, representing 0.3% of net assets.
(j)	Illiquid.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

(k)	Transactions in options written for the three months ended September 30, 2015:

	Contracts	Premiums
Options outstanding, June 30, 2015	20,344	$672,406
Options written	62,588	3,767,897
Options terminated in closing transactions	(13,702)	(682,722)
Options expired	(48,937)	(2,768,498)

Options outstanding, September 30, 2015	20,293	$989,083

Schedule of Investments

AllianzGI International Managed Volatility Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Australia—11.0%
AGL Energy Ltd.	80,881	$910,280
Amcor Ltd.	45,879	426,668
APA Group	70,148	423,373
Coca-Cola Amatil Ltd.	36,573	231,855
Crown Resorts Ltd.	21,873	152,990
CSL Ltd.	3,310	208,309
Domino’s Pizza Enterprises Ltd.	8,252	234,711
Echo Entertainment Group Ltd. (c)	46,982	160,761
Flight Centre Travel Group Ltd.	17,380	442,679
James Hardie Industries PLC	12,420	149,923
JB Hi-Fi Ltd.	26,585	358,020
Lend Lease Group UNIT	23,928	211,839
Medibank Pvt Ltd. (c)	375,018	638,891
Newcrest Mining Ltd. (c)	33,517	301,612
Qantas Airways Ltd. (c)	61,061	160,308
Scentre Group REIT	193,929	533,751
Sonic Healthcare Ltd.	21,807	280,489
Tabcorp Holdings Ltd.	45,812	150,821
Transpacific Industries Group Ltd.	565,427	271,570
Westfield Corp. REIT	62,719	441,335

		6,690,185

Belgium—1.3%
Ageas	11,133	457,526
UCB S.A.	4,063	318,306

		775,832

Denmark—1.4%
GN Store Nord A/S	18,159	326,222
H Lundbeck A/S (c)	7,869	209,801
Sydbank A/S	4,330	164,808
TDC A/S	28,908	149,088

		849,919

France—6.9%
Dassault Systemes	4,873	360,139
Edenred	17,299	283,264
Eutelsat Communications S.A.	19,572	600,293
Numericable-SFR SAS (c)	4,263	197,352
SCOR SE	40,755	1,463,523
SES S.A.	36,612	1,155,448
Societe BIC S.A.	969	150,573

		4,210,592

Germany—9.2%
Celesio AG	10,776	302,717
DMG Mori AG	4,299	165,156
Fresenius Medical Care AG & Co. KGaA	21,357	1,669,155
Fresenius SE & Co. KGaA	6,262	420,354
Kabel Deutschland Holding AG (c)	3,379	440,649
MAN SE	14,393	1,466,197
Rhoen Klinikum AG	40,273	1,140,470

		5,604,698

Hong Kong—7.7%
Cheung Kong Infrastructure Holdings Ltd.	45,000	403,615
Esprit Holdings Ltd.	228,000	169,790
HKT Trust & HKT Ltd.	138,000	163,640
Hongkong Land Holdings Ltd.	119,500	791,305
Hysan Development Co., Ltd.	52,000	216,858
Jardine Matheson Holdings Ltd.	16,200	767,086
Lifestyle International Holdings Ltd.	170,500	243,408
Link REIT	60,000	329,548
PCCW Ltd.	413,000	213,665
Swire Pacific Ltd., Class A	18,000	202,104
Techtronic Industries Co., Ltd.	181,000	673,598
VTech Holdings Ltd.	23,700	281,223
Yue Yuen Industrial Holdings Ltd.	67,500	252,446

		4,708,286

	Shares	Value*

Israel—3.0%
Bank Hapoalim BM	32,648	$164,289
Bank Leumi Le-Israel BM (c)	194,146	724,682
Bezeq The Israeli Telecommunication Corp., Ltd.	136,244	260,744
Mizrahi Tefahot Bank Ltd.	33,800	399,671
Teva Pharmaceutical Industries Ltd.	5,126	289,691

		1,839,077

Japan—26.7%
ABC-Mart, Inc.	8,400	469,601
ANA Holdings, Inc.	72,000	201,702
Aozora Bank Ltd.	58,000	201,162
Bandai Namco Holdings, Inc.	16,200	375,981
Canon, Inc.	9,300	269,026
Coca-Cola West Co., Ltd.	14,700	286,578
Ebara Corp.	77,000	284,450
FamilyMart Co., Ltd.	3,900	177,812
Fuji Heavy Industries Ltd.	5,100	183,521
GLP J-Reit REIT	164	156,919
Hikari Tsushin, Inc.	2,800	195,979
HIS Co., Ltd.	5,800	189,636
Idemitsu Kosan Co., Ltd.	22,100	338,536
Japan Real Estate Investment Corp. REIT	43	198,070
K’s Holdings Corp.	8,200	257,376
Kewpie Corp.	11,500	228,734
Lawson, Inc.	24,600	1,815,052
Marubeni Corp.	29,600	145,021
Mitsubishi Gas Chemical Co., Inc.	46,000	212,340
Mitsui Engineering & Shipbuilding Co., Ltd.	578,000	833,985
Nippo Corp.	29,000	494,259
Nippon Yusen KK	111,000	257,235
Nissha Printing Co., Ltd.	14,700	281,023
Nisshinbo Holdings, Inc.	27,000	304,497
Nomura Real Estate Holdings, Inc.	29,800	599,101
Onward Holdings Co., Ltd.	53,000	313,403
Oriental Land Co., Ltd.	5,300	295,968
Orix JREIT, Inc. REIT	334	451,852
Osaka Gas Co., Ltd.	119,000	451,179
Otsuka Corp.	9,900	482,364
Otsuka Holdings Co., Ltd.	4,800	153,271
Ricoh Co., Ltd.	16,300	164,515
Rohto Pharmaceutical Co., Ltd.	23,200	356,082
Sankyo Co., Ltd.	15,700	558,545
Sankyu, Inc.	48,000	232,532
Sanrio Co., Ltd.	5,000	136,585
Santen Pharmaceutical Co., Ltd.	10,500	140,969
Sapporo Holdings Ltd.	67,000	261,494
Sawai Pharmaceutical Co., Ltd.	8,200	477,099
Seiko Epson Corp.	16,600	234,824
Shimamura Co., Ltd.	1,800	193,886
Sumitomo Dainippon Pharma Co., Ltd.	32,600	325,907
Suntory Beverage & Food Ltd.	10,900	418,768
Tadano Ltd.	33,000	366,265
Takeda Pharmaceutical Co., Ltd.	9,600	421,173
Towa Pharmaceutical Co., Ltd.	3,900	250,314
Tsuruha Holdings, Inc.	3,600	310,241
United Urban Investment Corp. REIT	148	197,653
Yamazaki Baking Co., Ltd.	10,000	154,088

		16,306,573

Netherlands—0.4%
RELX NV	15,465	252,651

New Zealand—1.5%
Auckland International Airport Ltd.	51,056	159,831
Sky Network Television Ltd.	113,669	338,749
SKYCITY Entertainment Group Ltd.	63,846	152,930
Spark New Zealand Ltd.	150,174	286,981

		938,491

Schedule of Investments

AllianzGI International Managed Volatility Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

Norway—0.3%
TGS Nopec Geophysical Co. ASA	8,313	$153,684

Singapore—4.2%
CapitaLand Mall Trust REIT	125,500	167,815
ComfortDelGro Corp., Ltd.	236,000	476,762
Hutchison Port Holdings Trust UNIT	475,100	261,588
Singapore Airlines Ltd.	90,700	682,775
Singapore Post Ltd.	200,500	239,134
Singapore Press Holdings Ltd.	164,900	445,086
StarHub Ltd.	121,600	296,083

		2,569,243

Spain—0.6%
Viscofan S.A.	6,490	391,403

Sweden—3.6%
Autoliv, Inc. SDR	12,957	1,408,297
ICA Gruppen AB	8,998	304,620
Meda AB, Class A	25,250	361,114
TeliaSonera AB	28,056	151,440

		2,225,471

Switzerland—4.2%
Helvetia Holding AG	326	159,927
Lonza Group AG (c)	1,440	188,951
Partners Group Holding AG	486	164,724
Roche Holding AG	1,472	390,774
Sonova Holding AG	4,458	574,048
Straumann Holding AG	1,009	290,456
Swisscom AG	1,536	766,567

		2,535,447

United Kingdom—15.6%
Admiral Group PLC	27,746	631,049
BT Group PLC	48,672	309,775
BTG PLC (c)	19,616	194,146
Centamin PLC	336,209	310,111
Direct Line Insurance Group PLC	74,596	423,269
easyJet PLC	16,174	436,602
Hikma Pharmaceuticals PLC	18,860	651,495
Imperial Tobacco Group PLC	3,763	194,542
Merlin Entertainments PLC (a)	106,403	599,537
Next PLC	2,049	236,131
Pennon Group PLC	95,851	1,127,447
Randgold Resources Ltd.	26,860	1,582,729
Reckitt Benckiser Group PLC	9,235	837,483
RELX PLC	18,341	314,574
Royal Mail PLC	21,574	149,903
RSA Insurance Group PLC	65,865	401,544
Serco Group PLC	139,254	215,175
SSE PLC	39,254	888,436

		9,503,948

Total Common Stock (cost—$59,069,882)		59,555,500

	Principal Amount (000s)

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $1,035,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $1,057,038 including accrued interest (cost—$1,035,000)	$1,035	1,035,000

Total Investments (cost—$60,104,882) (b)—99.3%		60,590,500

Other assets less liabilities—0.7%		412,269

Net Assets—100.0%		$61,002,769

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $59,391,860, representing 97.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

SDR—Swedish Depository Receipt

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Pharmaceuticals	7.4%
Insurance	6.8%
Health Care Providers & Services	6.3%
Media	6.1%
Machinery	5.1%
Food & Staples Retailing	4.3%
Real Estate Investment Trust	4.1%
Hotels, Restaurants & Leisure	3.9%
Diversified Telecommunication Services	3.8%
Metals & Mining	3.6%
Real Estate Management & Development	3.3%
Specialty Retail	2.9%
Banks	2.7%
Airlines	2.4%
Auto Components	2.3%
Electric Utilities	2.1%
Commercial Services & Supplies	2.0%
Beverages	2.0%
Health Care Equipment & Supplies	2.0%
Water Utilities	1.8%
Industrial Conglomerates	1.8%
Multi-Utilities	1.5%
Gas Utilities	1.4%
Household Products	1.4%
Food Products	1.3%
Road & Rail	1.2%
Household Durables	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Textiles, Apparel & Luxury Goods	0.9%
Leisure Equipment & Products	0.9%
Construction & Engineering	0.8%
IT Services	0.8%
Multi-line Retail	0.8%
Containers & Packaging	0.7%
Transportation Infrastructure	0.7%
Air Freight & Logistics	0.6%
Leisure Products	0.6%
Software	0.6%
Oil, Gas & Consumable Fuels	0.6%
Wireless Telecommunication Services	0.5%
Communications Equipment	0.5%
Marine	0.4%
Chemicals	0.3%
Biotechnology	0.3%
Tobacco	0.3%
Life Sciences Tools & Services	0.3%
Automobiles	0.3%
Capital Markets	0.3%
Energy Equipment & Services	0.3%
Construction Materials	0.2%
Trading Companies & Distributors	0.2%
Repurchase Agreements	1.7%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—100.0%

Aerospace & Defense—0.9%
BE Aerospace, Inc.	62,720	$2,753,408

Airlines—2.7%
United Continental Holdings, Inc. (a)	147,880	7,845,034

Auto Components—1.9%
Delphi Automotive PLC	74,310	5,650,532

Banks—1.7%
First Republic Bank	79,990	5,020,972

Beverages—2.3%
Constellation Brands, Inc., Class A	52,945	6,629,243

Biotechnology—3.6%
Anacor Pharmaceuticals, Inc. (a)	14,515	1,708,561
BioMarin Pharmaceutical, Inc. (a)	36,870	3,883,148
Incyte Corp. (a)	43,705	4,821,973

		10,413,682

Capital Markets—1.7%
SEI Investments Co.	105,205	5,074,037

Chemicals—3.2%
International Flavors & Fragrances, Inc.	44,130	4,556,864
Sherwin-Williams Co.	21,470	4,783,086

		9,339,950

Communications Equipment—6.0%
Arista Networks, Inc. (a)	46,765	2,861,550
F5 Networks, Inc. (a)	42,610	4,934,238
Netscout Systems, Inc. (a)	117,305	4,149,078
Palo Alto Networks, Inc. (a)	32,785	5,639,020

		17,583,886

Construction Materials—1.4%
Vulcan Materials Co.	46,905	4,183,926

Containers & Packaging—1.5%
Berry Plastics Group, Inc. (a)	144,585	4,347,671

Diversified Financial Services—1.5%
McGraw Hill Financial, Inc.	51,295	4,437,018

Electrical Equipment—3.7%
Acuity Brands, Inc.	27,690	4,861,810
AMETEK, Inc.	113,095	5,917,131

		10,778,941

Food Products—4.4%
Blue Buffalo Pet Products, Inc. (a)	152,290	2,727,514
Tyson Foods, Inc., Class A	142,065	6,123,001
WhiteWave Foods Co. (a)	98,765	3,965,415

		12,815,930

Health Care Equipment & Supplies—6.2%
Boston Scientific Corp. (a)	256,660	4,211,791
Cooper Cos., Inc.	25,025	3,725,221
DexCom, Inc. (a)	33,430	2,870,300
Edwards Lifesciences Corp. (a)	50,920	7,239,296

		18,046,608

Health Care Providers & Services—1.6%
Cardinal Health, Inc.	62,735	4,819,303

Hotels, Restaurants & Leisure—5.5%
Chipotle Mexican Grill, Inc. (a)	9,020	6,496,655
Dunkin’ Brands Group, Inc.	78,440	3,843,560
Royal Caribbean Cruises Ltd.	65,040	5,794,414

		16,134,629

	Shares	Value*

Household Durables—5.7%
Harman International Industries, Inc.	62,475	$5,996,975
Newell Rubbermaid, Inc.	141,160	5,605,464
Tempur Sealy International, Inc. (a)	73,375	5,241,176

		16,843,615

Internet Software & Services—1.3%
HomeAway, Inc. (a)	145,500	3,861,570

IT Services—1.8%
Fidelity National Information Services, Inc.	79,660	5,343,593

Life Sciences Tools & Services—2.9%
PerkinElmer, Inc.	67,435	3,099,313
Quintiles Transnational Holdings, Inc. (a)	77,920	5,420,894

		8,520,207

Machinery—2.6%
WABCO Holdings, Inc. (a)	44,490	4,663,887
Wabtec Corp.	34,830	3,066,781

		7,730,668

Media—2.6%
AMC Networks, Inc., Class A (a)	71,755	5,250,314
Scripps Networks Interactive, Inc., Class A	47,270	2,325,211

		7,575,525

Multi-line Retail—2.8%
Dollar Tree, Inc. (a)	122,465	8,163,517

Pharmaceuticals—3.4%
Catalent, Inc. (a)	147,495	3,584,129
Endo International PLC (a)	92,500	6,408,400

		9,992,529

Professional Services—2.5%
Equifax, Inc.	37,695	3,663,200
Towers Watson & Co., Class A	30,160	3,540,181

		7,203,381

Real Estate Investment Trust—2.0%
Equinix, Inc., REIT	21,185	5,791,979

Real Estate Management & Development—1.8%
CBRE Group, Inc., Class A (a)	162,660	5,205,120

Semiconductors & Semiconductor Equipment—5.3%
Lam Research Corp.	60,040	3,922,413
Monolithic Power Systems, Inc.	61,310	3,139,072
NXP Semiconductors NV (a)	43,835	3,816,713
Skyworks Solutions, Inc.	54,750	4,610,498

		15,488,696

Software—5.7%
Activision Blizzard, Inc.	228,005	7,043,075
Red Hat, Inc. (a)	88,915	6,391,210
Splunk, Inc. (a)	56,700	3,138,345

		16,572,630

Specialty Retail—5.7%
Advance Auto Parts, Inc.	42,200	7,998,166
Michaels Cos., Inc. (a)	182,245	4,209,859
Tractor Supply Co.	55,180	4,652,778

		16,860,803

Technology Hardware, Storage & Peripherals—1.2%
Western Digital Corp.	45,260	3,595,454

Textiles, Apparel & Luxury Goods—1.4%
Gildan Activewear, Inc.	137,665	4,151,976

Thrifts & Mortgage Finance—1.5%
MGIC Investment Corp. (a)	481,850	4,461,931

Total Common Stock (cost—$265,282,711)		293,237,964

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $1,847,000; collateralized by U.S. Treasury Notes, 1.875%, due 11/30/21, valued at $1,885,144 including accrued interest (cost—$1,847,000)	$1,847	$1,847,000

Total Investments (cost—$267,129,711)—100.6%		295,084,964

Liabilities in excess of other assets—(0.6)%		(1,862,736)

Net Assets—100.0%		$293,222,228

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ All-Cap Value Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.2%

Aerospace & Defense—2.8%
Northrop Grumman Corp.	3,700	$614,015

Auto Components—2.6%
Lear Corp.	5,400	587,412

Automobiles—1.2%
Thor Industries, Inc.	5,100	264,180

Banks—14.3%
Citigroup, Inc.	11,200	555,632
Fifth Third Bancorp	30,500	576,755
First Merchants Corp.	12,500	327,750
JPMorgan Chase & Co.	9,600	585,312
KeyCorp	43,100	560,731
Wells Fargo & Co.	11,100	569,985

		3,176,165

Biotechnology—2.3%
Gilead Sciences, Inc.	5,200	510,588

Capital Markets—3.5%
Ameriprise Financial, Inc.	4,900	534,737
Goldman Sachs Group, Inc.	1,400	243,264

		778,001

Chemicals—1.2%
Celanese Corp., Ser. A	4,600	272,182

Communications Equipment—2.6%
Cisco Systems, Inc.	22,500	590,625

Consumer Finance—2.3%
Capital One Financial Corp.	7,000	507,640

Diversified Financial Services—1.5%
Nasdaq, Inc.	6,400	341,312

Diversified Telecommunication Services—4.0%
AT&T, Inc.	18,600	605,988
Verizon Communications, Inc.	6,500	282,815

		888,803

Electrical Equipment—2.0%
Eaton Corp. PLC	8,900	456,570

Electronic Equipment, Instruments & Components—1.5%
Avnet, Inc.	7,800	332,904

Food & Staples Retailing—3.7%
Kroger Co.	8,200	295,774
Wal-Mart Stores, Inc.	8,300	538,172

		833,946

Food Products—2.9%
Ingredion, Inc.	7,400	646,094

Health Care Equipment & Supplies—2.5%
Medtronic PLC	8,200	548,908

Health Care Providers & Services—1.1%
Cigna Corp.	1,833	247,492

Household Durables—1.7%
DR Horton, Inc.	12,600	369,936

Industrial Conglomerates—2.6%
General Electric Co.	23,000	580,060

Insurance—5.5%
Hartford Financial Services Group, Inc.	7,500	343,350
MetLife, Inc.	11,500	542,225

	Shares	Value*

Reinsurance Group of America, Inc.	3,700	$335,183

		1,220,758

IT Services—2.4%
International Business Machines Corp.	3,700	536,389

Machinery—1.2%
Crane Co.	5,600	261,016

Multi-line Retail—2.0%
Macy’s, Inc.	8,700	446,484

Multi-Utilities—2.8%
Public Service Enterprise Group, Inc.	14,700	619,752

Oil, Gas & Consumable Fuels—10.2%
Chevron Corp.	6,300	496,944
ConocoPhillips	6,300	302,148
Devon Energy Corp.	11,700	433,953
Total S.A. ADR	10,500	469,455
Valero Energy Corp.	9,500	570,950

		2,273,450

Paper & Forest Products—2.2%
International Paper Co.	13,000	491,270

Pharmaceuticals—6.2%
Merck & Co., Inc.	10,400	513,656
Pfizer, Inc.	17,700	555,957
Teva Pharmaceutical Industries Ltd. ADR	5,300	299,238

		1,368,851

Road & Rail—2.2%
Ryder System, Inc. (a)	6,600	488,664

Semiconductors & Semiconductor Equipment—1.4%
Intel Corp.	10,400	313,456

Software—3.1%
Activision Blizzard, Inc.	12,300	379,947
CA, Inc.	11,000	300,300

		680,247

Thrifts & Mortgage Finance—2.7%
Washington Federal, Inc.	26,300	598,325

Total Common Stock (cost—$20,737,319)		21,845,495

	Principal Amount (000s)

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $413,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $425,894 including accrued interest (cost—$413,000)	$413	413,000

Total Investments (cost—$21,150,319)—100.1%		22,258,495

Liabilities in excess of other assets—(0.1)%		(26,052)

Net Assets—100.0%		$22,232,443

Notes to Schedule of Investments:

(a)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.8%

Aerospace & Defense—2.1%
United Technologies Corp.	1,581,400	$140,728,786

Automobiles—3.9%
Ford Motor Co.	19,267,400	261,458,618

Banks—14.3%
Citigroup, Inc.	2,719,700	134,924,317
Fifth Third Bancorp	7,108,300	134,417,953
JPMorgan Chase & Co.	4,412,100	269,005,737
PNC Financial Services Group, Inc.	1,552,978	138,525,638
Wells Fargo & Co.	5,328,000	273,592,800

		950,466,445

Biotechnology—5.0%
AbbVie, Inc.	2,246,200	122,215,742
Baxalta, Inc.	2,738,106	86,277,720
Gilead Sciences, Inc.	1,260,300	123,748,857

		332,242,319

Capital Markets—2.1%
Ameriprise Financial, Inc.	1,248,441	136,242,366

Chemicals—2.2%
Celanese Corp., Ser. A	2,437,100	144,203,207

Communications Equipment—1.9%
Cisco Systems, Inc.	4,801,700	126,044,625

Consumer Finance—3.0%
Capital One Financial Corp.	1,934,900	140,318,948
Navient Corp.	5,059,700	56,871,028

		197,189,976

Diversified Telecommunication Services—6.1%
AT&T, Inc.	8,351,357	272,087,211
Verizon Communications, Inc.	3,085,700	134,258,807

		406,346,018

Electric Utilities—2.1%
American Electric Power Co., Inc.	2,396,700	136,276,362

Electrical Equipment—2.0%
Eaton Corp. PLC	2,552,100	130,922,730

Food & Staples Retailing—3.4%
Wal-Mart Stores, Inc.	3,457,100	224,158,364

Household Products—0.4%
Procter & Gamble Co.	371,300	26,711,322

Insurance—10.0%
Hartford Financial Services Group, Inc.	3,068,900	140,494,242
MetLife, Inc.	5,433,400	256,184,810
Travelers Cos., Inc.	2,704,800	269,208,744

		665,887,796

IT Services—4.0%
International Business Machines Corp.	1,851,234	268,373,393

Leisure Equipment & Products—1.9%
Mattel, Inc.	6,078,300	128,008,998

Machinery—2.0%
Cummins, Inc.	1,204,600	130,795,468

Multi-line Retail—1.9%
Macy’s, Inc.	2,411,900	123,778,708

Multi-Utilities—2.0%
Public Service Enterprise Group, Inc.	3,214,600	135,527,536

	Shares	Value*

Oil, Gas & Consumable Fuels—14.1%
Chevron Corp.	1,859,800	$146,701,024
Exxon Mobil Corp.	1,727,600	128,447,060
Royal Dutch Shell PLC, Class A ADR	5,601,300	265,445,607
Sasol Ltd. ADR	4,499,113	125,165,324
Total S.A. ADR	3,045,200	136,150,892
Valero Energy Corp.	2,233,100	134,209,310

		936,119,217

Paper & Forest Products—1.9%
International Paper Co.	3,338,100	126,146,799

Pharmaceuticals—5.9%
Johnson & Johnson	1,496,600	139,707,610
Pfizer, Inc.	4,089,000	128,435,490
Teva Pharmaceutical Industries Ltd. ADR	2,149,000	121,332,540

		389,475,640

Road & Rail—1.9%
Ryder System, Inc. (a)	1,731,700	128,215,068

Semiconductors & Semiconductor Equipment—1.7%
Intel Corp.	3,727,174	112,337,024

Software—2.6%
CA, Inc.	4,848,700	132,369,510
Symantec Corp.	2,012,900	39,191,163

		171,560,673

Technology Hardware, Storage & Peripherals—1.4%
Apple, Inc.	849,100	93,655,730

Total Common Stock (cost—$6,507,496,388)		6,622,873,188

	Principal Amount (000s)

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $82,277,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $83,926,725 including accrued interest (cost—$82,277,000)	$82,277	82,277,000

Total Investments (cost—$6,589,773,388)—101.0%		6,705,150,188

Liabilities in excess of other assets—(1.0)%		(67,551,039)

Net Assets—100.0%		$6,637,599,149

Notes to Schedule of Investments:

(a)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.8%

Australia—2.1%
Australia & New Zealand Banking Group Ltd. ADR	1,919,300	$36,562,665
Beach Energy Ltd.	13,109,152	4,236,470

		40,799,135

Brazil—1.3%
Banco Bradesco S.A. ADR	4,818,852	25,829,047

Canada—6.6%
Magna International, Inc.	537,600	25,810,176
Manulife Financial Corp.	2,755,100	42,648,948
Methanex Corp.	25,251	837,323
Open Text Corp.	470,000	21,032,500
Toronto-Dominion Bank	1,000,700	39,447,594

		129,776,541

China—7.7%
Anhui Conch Cement Co., Ltd., Class H	12,602,000	37,257,818
Belle International Holdings Ltd.	21,091,000	18,342,371
China Construction Bank Corp., Class H	53,743,500	35,864,755
China Mobile Ltd.	3,217,600	38,388,019
ENN Energy Holdings Ltd.	4,466,000	21,536,042

		151,389,005

France—7.2%
Atos S.E.	510,045	39,205,291
AXA S.A.	1,669,039	40,522,497
Sanofi	428,392	40,782,918
Technip S.A.	426,483	20,182,707

		140,693,413

Hong Kong—3.6%
BOC Hong Kong Holdings Ltd.	12,351,400	36,347,666
CK Hutchison Holdings Ltd.	2,605,500	34,026,687

		70,374,353

India—2.0%
ICICI Bank Ltd. ADR	4,686,800	39,275,384

Indonesia—0.9%
Bank Rakyat Indonesia Persero Tbk PT	30,798,400	18,235,602

Ireland—0.9%
Smurfit Kappa Group PLC	642,212	17,302,491

Israel—3.8%
Israel Chemicals Ltd.	3,889,615	20,015,604
Teva Pharmaceutical Industries Ltd. ADR	970,600	54,800,076

		74,815,680

Japan—12.7%
Isuzu Motors Ltd.	3,620,800	36,360,162
KDDI Corp.	1,739,200	38,928,692
Kobe Steel Ltd.	15,817,000	17,149,965
Mitsubishi Electric Corp.	2,246,000	20,574,559
Mitsui & Co., Ltd. ADR	143,000	32,318,000
NSK Ltd.	3,733,400	36,187,970
Sumitomo Chemical Co., Ltd.	271,000	1,370,372
Sumitomo Metal Mining Co., Ltd.	3,458,000	39,282,025
T&D Holdings, Inc.	1,725,600	20,382,527
West Japan Railway Co.	77,700	4,869,922

		247,424,194

	Shares	Value*

Korea (Republic of)—2.0%
Korea Electric Power Corp. ADR	1,934,141	$39,630,549

Mexico—2.0%
America Movil S.A.B. de C.V., Ser. L ADR	2,399,300	39,708,415

Netherlands—2.0%
Aegon NV	6,755,968	38,739,662

Norway—2.2%
DNB ASA	1,516,342	19,734,225
Norsk Hydro ASA	6,655,773	22,194,087

		41,928,312

Russian Federation—1.8%
Lukoil PJSC ADR	1,017,800	34,666,268

Singapore—4.1%
Keppel Corp., Ltd.	8,997,800	43,031,633
United Overseas Bank Ltd. ADR	1,424,500	37,179,450

		80,211,083

South Africa—2.6%
Sasol Ltd. ADR	1,857,430	51,673,703

Sweden—4.2%
Nordea Bank AB	3,583,667	39,981,208
Svenska Cellulosa AB SCA ADR	635,300	17,788,400
TeliaSonera AB	4,490,891	24,240,854

		82,010,462

Switzerland—3.0%
Zurich Insurance Group AG ADR (b)	2,408,000	59,140,480

Taiwan—3.2%
AU Optronics Corp. ADR	7,201,415	21,316,188
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,956,800	40,603,600

		61,919,788

Turkey—2.1%
KOC Holding AS ADR	2,093,639	40,784,088

United Kingdom—17.9%
BAE Systems PLC ADR	1,451,900	39,215,819
Centrica PLC	5,633,956	19,572,493
Imperial Tobacco Group PLC	746,420	38,588,984
Man Group PLC	8,335,267	19,348,230
Marks & Spencer Group PLC ADR	2,682,800	40,805,388
Persimmon PLC (b)	1,240,364	37,752,134
Rio Tinto PLC ADR	1,111,900	37,604,458
Royal Dutch Shell PLC, Class A ADR	1,254,800	59,464,972
Sky PLC	1,337,612	21,162,393
WPP PLC	1,722,722	35,865,356

		349,380,227

United States—0.9%
Axis Capital Holdings Ltd.	321,800	17,287,096

Total Common Stock (cost—$2,203,821,388)		1,892,994,978

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $35,769,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $36,488,319 including accrued interest (cost—$35,769,000)	$35,769	$35,769,000

Total Investments (cost—$2,239,590,388) (a)—98.6%		1,928,763,978

Other assets less liabilities—1.4%		26,537,703

Net Assets—100.0%		$1,955,301,681

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $997,564,391, representing 51.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

(c)	Forward foreign currency contracts outstanding at September 30, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2015	Unrealized Appreciation (Depreciation)
Purchased:
2,567,819,580 Japanese Yen settling 10/5/15	Northern Trust Co.	$21,402,776	$21,405,428	$2,652
583,777,500 Japanese Yen settling 10/5/15	Northern Trust Co.	4,871,875	4,866,388	(5,487)

Sold:
389,570 Australian Dollar settling 10/1/15	Northern Trust Co.	272,332	273,439	(1,107)
343,210 Australian Dollar settling 10/2/15	Northern Trust Co.	239,787	240,899	(1,112)
286,706 Australian Dollar settling 10/6/15	Northern Trust Co.	201,027	201,193	(166)

				$(5,220)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	16.8%
Insurance	11.2%
Oil, Gas & Consumable Fuels	7.7%
Industrial Conglomerates	6.0%
Wireless Telecommunication Services	6.0%
Metals & Mining	6.0%
Pharmaceuticals	4.9%
Media	2.9%
Multi-line Retail	2.1%
Semiconductors & Semiconductor Equipment	2.1%
Electric Utilities	2.0%
Aerospace & Defense	2.0%
IT Services	2.0%
Tobacco	2.0%
Household Durables	1.9%
Construction Materials	1.9%
Automobiles	1.9%
Machinery	1.8%
Trading Companies & Distributors	1.7%
Auto Components	1.3%
Diversified Telecommunication Services	1.2%
Chemicals	1.1%
Gas Utilities	1.1%
Electronic Equipment, Instruments & Components	1.1%
Software	1.1%
Electrical Equipment	1.1%
Energy Equipment & Services	1.0%
Multi-Utilities	1.0%
Capital Markets	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Household Products	0.9%
Containers & Packaging	0.9%
Road & Rail	0.2%
Repurchase Agreements	1.8%
Other assets less liabilities	1.4%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.4%

Aerospace & Defense—3.5%
Lockheed Martin Corp.	34,200	$7,090,002
Northrop Grumman Corp.	71,700	11,898,615

		18,988,617

Automobiles—2.8%
Ford Motor Co.	1,129,500	15,327,315

Banks—13.0%
Citigroup, Inc.	327,000	16,222,470
Fifth Third Bancorp	583,915	11,041,833
JPMorgan Chase & Co.	269,600	16,437,512
KeyCorp	848,100	11,033,781
Wells Fargo & Co.	324,400	16,657,940

		71,393,536

Biotechnology—3.7%
AbbVie, Inc.	177,300	9,646,893
Gilead Sciences, Inc.	107,300	10,535,787

		20,182,680

Capital Markets—4.0%
Ameriprise Financial, Inc.	47,500	5,183,675
Goldman Sachs Group, Inc.	62,700	10,894,752
State Street Corp.	89,500	6,015,295

		22,093,722

Chemicals—1.9%
Eastman Chemical Co.	160,000	10,355,200

Communications Equipment—3.1%
Cisco Systems, Inc.	642,500	16,865,625

Consumer Finance—2.8%
Capital One Financial Corp.	212,500	15,410,500

Diversified Telecommunication Services—4.0%
AT&T, Inc.	329,400	10,731,852
Verizon Communications, Inc.	257,900	11,221,229

		21,953,081

Electric Utilities—2.4%
American Electric Power Co., Inc.	116,700	6,635,562
PPL Corp.	194,500	6,397,105

		13,032,667

Electrical Equipment—1.7%
Eaton Corp. PLC	87,400	4,483,620
Emerson Electric Co.	107,000	4,726,190

		9,209,810

Food & Staples Retailing—3.3%
Kroger Co.	188,800	6,810,016
Wal-Mart Stores, Inc.	170,600	11,061,704

		17,871,720

Food Products—1.1%
ConAgra Foods, Inc.	152,400	6,173,724

Health Care Equipment & Supplies—2.0%
Medtronic PLC	162,700	10,891,138

Health Care Providers & Services—1.1%
Cigna Corp.	43,561	5,881,606

Household Durables—1.9%
DR Horton, Inc.	186,600	5,478,576
Whirlpool Corp.	33,000	4,859,580

		10,338,156

	Shares	Value*

Industrial Conglomerates—2.1%
General Electric Co.	447,400	$11,283,428

Insurance—7.2%
Hartford Financial Services Group, Inc.	244,000	11,170,320
MetLife, Inc.	234,700	11,066,105
Prudential Financial, Inc.	73,800	5,624,298
Travelers Cos., Inc.	116,500	11,595,245

		39,455,968

IT Services—2.0%
International Business Machines Corp.	75,100	10,887,247

Machinery—1.8%
Cummins, Inc.	44,600	4,842,668
Deere & Co.	69,200	5,120,800

		9,963,468

Multi-line Retail—1.8%
Macy’s, Inc.	188,100	9,653,292

Multi-Utilities—1.3%
Public Service Enterprise Group, Inc.	173,100	7,297,896

Oil, Gas & Consumable Fuels—13.5%
Chevron Corp.	138,800	10,948,544
ConocoPhillips	199,100	9,548,836
Devon Energy Corp.	112,800	4,183,752
Exxon Mobil Corp.	229,100	17,033,585
HollyFrontier Corp.	115,723	5,651,911
Royal Dutch Shell PLC, Class A ADR	210,700	9,985,073
Total S.A. ADR	125,500	5,611,105
Valero Energy Corp.	183,100	11,004,310

		73,967,116

Paper & Forest Products—1.5%
International Paper Co.	225,200	8,510,308

Pharmaceuticals—7.8%
Johnson & Johnson	122,700	11,454,045
Merck & Co., Inc.	107,600	5,314,364
Pfizer, Inc.	353,900	11,115,999
Teva Pharmaceutical Industries Ltd. ADR	265,100	14,967,546

		42,851,954

Semiconductors & Semiconductor Equipment—2.0%
Intel Corp.	373,700	11,263,318

Software—1.9%
CA, Inc.	384,106	10,486,094

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	99,700	10,996,910

Tobacco—2.2%
Altria Group, Inc.	218,600	11,891,840

Total Investments (cost—$495,179,401)—99.4%		544,477,936

Other assets less liabilities—0.6%		3,100,002

Net Assets—100.0%		$547,577,938

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.0%

Aerospace & Defense—2.5%
Orbital ATK, Inc.	104,000	$7,474,480
Raytheon Co.	80,000	8,740,800

		16,215,280

Airlines—2.2%
Alaska Air Group, Inc.	94,500	7,508,025
Southwest Airlines Co.	186,300	7,086,852

		14,594,877

Auto Components—3.4%
Goodyear Tire & Rubber Co.	255,900	7,505,547
Lear Corp.	74,700	8,125,866
Magna International, Inc.	142,200	6,827,022

		22,458,435

Automobiles—1.0%
Harley-Davidson, Inc.	121,200	6,653,880

Banks—8.5%
BB&T Corp.	188,200	6,699,920
BOK Financial Corp.	114,700	7,422,237
Cullen/Frost Bankers, Inc.	110,600	7,031,948
Fifth Third Bancorp	374,200	7,076,122
KeyCorp	520,400	6,770,404
National Bank of Canada	200,783	6,409,409
Prosperity Bancshares, Inc.	139,500	6,850,845
Regions Financial Corp.	805,900	7,261,159

		55,522,044

Beverages—1.0%
Coca-Cola Enterprises, Inc.	140,000	6,769,000

Capital Markets—4.4%
Ameriprise Financial, Inc.	67,500	7,366,275
Ares Capital Corp.	275,000	3,982,000
Carlyle Group L.P.	264,500	4,443,600
KKR & Co. L.P.	372,600	6,252,228
Raymond James Financial, Inc.	131,800	6,541,234

		28,585,337

Chemicals—6.7%
Agrium, Inc.	69,100	6,184,450
Celanese Corp., Ser. A	112,600	6,662,542
CF Industries Holdings, Inc.	125,230	5,622,827
Eastman Chemical Co.	102,100	6,607,912
Huntsman Corp.	353,100	3,421,539
Methanex Corp.	91,600	3,037,456
Potash Corp. of Saskatchewan, Inc.	270,600	5,560,830
Terra Nitrogen Co. L.P.	64,600	6,969,694

		44,067,250

Communications Equipment—2.0%
Brocade Communications Systems, Inc.	735,500	7,634,490
Harris Corp.	76,600	5,603,290

		13,237,780

Construction & Engineering—0.5%
Fluor Corp.	76,000	3,218,600

Consumer Finance—1.2%
Discover Financial Services	144,900	7,533,351

Containers & Packaging—1.1%
Packaging Corp. of America	119,700	7,201,152

Electric Utilities—5.5%
American Electric Power Co., Inc.	128,200	7,289,452
Entergy Corp.	103,200	6,718,320
FirstEnergy Corp.	223,900	7,010,309

	Shares	Value*

OGE Energy Corp.	254,100	$6,952,176
PPL Corp.	251,600	8,275,124

		36,245,381

Electrical Equipment—1.2%
Babcock & Wilcox Enterprises, Inc. (a)	69,680	1,170,624
Eaton Corp. PLC	125,200	6,422,760

		7,593,384

Electronic Equipment, Instruments & Components—2.2%
Avnet, Inc.	184,400	7,870,192
Corning, Inc.	384,500	6,582,640

		14,452,832

Food Products—4.4%
Archer-Daniels-Midland Co.	156,900	6,503,505
Ingredion, Inc.	97,000	8,469,070
Kellogg Co.	107,000	7,120,850
Tyson Foods, Inc., Class A	159,200	6,861,520

		28,954,945

Health Care Equipment & Supplies—1.6%
St. Jude Medical, Inc.	51,800	3,268,062
Zimmer Biomet Holdings, Inc.	73,700	6,922,641

		10,190,703

Health Care Providers & Services—0.5%
Cardinal Health, Inc.	43,600	3,349,352

Household Durables—1.4%
Tupperware Brands Corp.	59,900	2,964,451
Whirlpool Corp.	41,800	6,155,468

		9,119,919

Insurance—11.7%
Allstate Corp.	118,500	6,901,440
American Financial Group, Inc.	99,000	6,822,090
Assurant, Inc.	100,600	7,948,406
Everest Re Group Ltd.	39,200	6,794,928
Hanover Insurance Group, Inc.	94,300	7,327,110
Hartford Financial Services Group, Inc.	184,500	8,446,410
Lincoln National Corp.	141,300	6,706,098
Principal Financial Group, Inc.	74,700	3,536,298
Prudential Financial, Inc.	90,200	6,874,142
Travelers Cos., Inc.	80,400	8,002,212
Unum Group	217,900	6,990,232

		76,349,366

IT Services—1.6%
Booz Allen Hamilton Holding Corp.	262,400	6,877,504
Xerox Corp.	341,200	3,319,876

		10,197,380

Machinery—4.7%
Crane Co.	138,800	6,469,468
Cummins, Inc.	55,600	6,037,048
Illinois Tool Works, Inc.	82,300	6,774,113
Ingersoll-Rand PLC	128,600	6,529,022
Oshkosh Corp.	144,400	5,246,052

		31,055,703

Media—2.0%
Gannett Co., Inc. (a)	107,950	1,590,103
Shaw Communications, Inc., Class B	338,684	6,570,470
TEGNA, Inc.	215,900	4,834,001

		12,994,574

Metals & Mining—0.8%
Silver Wheaton Corp.	435,900	5,235,159

Multi-Utilities—2.4%
Public Service Enterprise Group, Inc.	199,200	8,398,272
SCANA Corp.	130,000	7,313,800

		15,712,072

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

Oil, Gas & Consumable Fuels—5.7%
Alliance Resource Partners L.P.	167,794	$3,735,094
Buckeye Partners L.P.	100,800	5,974,416
HollyFrontier Corp.	146,100	7,135,524
Marathon Petroleum Corp.	150,200	6,958,766
Sasol Ltd. ADR	236,800	6,587,776
Valero Energy Corp.	114,300	6,869,430

		37,261,006

Paper & Forest Products—1.0%
International Paper Co.	164,100	6,201,339

Real Estate Investment Trust—7.3%
Care Capital Properties, Inc.	120,475	3,967,242
Corrections Corp. of America	233,400	6,894,636
Digital Realty Trust, Inc.	110,200	7,198,264
HCP, Inc.	213,600	7,956,600
Mid-America Apartment Communities, Inc.	96,800	7,925,016
Two Harbors Investment Corp.	798,000	7,038,360
Ventas, Inc.	124,100	6,957,046

		47,937,164

Road & Rail—2.1%
CSX Corp.	262,800	7,069,320
Norfolk Southern Corp.	89,900	6,868,360

		13,937,680

Semiconductors & Semiconductor Equipment—2.1%
Broadcom Corp., Class A	145,500	7,483,065
Lam Research Corp.	99,200	6,480,736

		13,963,801

Software—2.1%
CA, Inc.	244,500	6,674,850
Symantec Corp.	353,300	6,878,751

		13,553,601

Specialty Retail—2.1%
GNC Holdings, Inc., Class A	166,700	6,738,014
Penske Automotive Group, Inc.	146,100	7,077,084

		13,815,098

Wireless Telecommunication Services—1.1%
Rogers Communications, Inc., Class B	200,700	6,920,136

Total Common Stock (cost—$607,876,572)		641,097,581

MUTUAL FUNDS—1.0%
Central Fund of Canada Ltd., Class A (cost—$8,098,853)	587,800	6,224,802

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $6,198,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $6,326,831 including accrued interest (cost—$6,198,000)	$6,198	6,198,000

Total Investments (cost—$622,173,425)—99.9%		653,520,383

Other assets less liabilities—0.1%		891,710

Net Assets—100.0%		$654,412,093

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.3%

Aerospace & Defense—2.6%
Elbit Systems Ltd.	330,546	$24,662,037
Orbital ATK, Inc.	821,305	59,027,190
Triumph Group, Inc.	1,176,600	49,511,328

		133,200,555

Air Freight & Logistics—0.2%
Park-Ohio Holdings Corp.	385,896	11,136,959

Airlines—0.9%
Westjet Airlines Ltd. (a)	2,479,154	44,065,592

Auto Components—1.2%
Dana Holding Corp.	3,224,200	51,200,296
Strattec Security Corp. (a)	170,484	10,750,721

		61,951,017

Automobiles—1.0%
Thor Industries, Inc.	1,032,600	53,488,680

Banks—12.5%
BOK Financial Corp.	495,900	32,089,689
Canadian Western Bank	243,234	4,281,429
Community Trust Bancorp, Inc.	548,494	19,477,022
Cullen/Frost Bankers, Inc.	818,400	52,033,872
First Financial Bancorp	1,392,853	26,575,635
First Interstate Bancsystem, Inc., Class A	678,300	18,883,872
First Merchants Corp.	773,023	20,268,663
FirstMerit Corp.	3,056,388	54,006,376
Great Western Bancorp, Inc.	2,092,464	53,085,812
Hancock Holding Co.	790,400	21,380,320
International Bancshares Corp.	1,366,081	34,193,007
Old National Bancorp	3,685,800	51,343,194
Prosperity Bancshares, Inc.	1,048,700	51,501,657
S&T Bancorp, Inc.	502,619	16,395,432
TCF Financial Corp.	3,401,200	51,562,192
Trustmark Corp.	1,582,701	36,671,182
Umpqua Holdings Corp.	3,259,700	53,133,110
Union Bankshares Corp.	758,400	18,201,600
WesBanco, Inc.	609,991	19,184,217

		634,268,281

Capital Markets—2.6%
AllianceBernstein Holding L.P.	1,178,502	31,348,153
Artisan Partners Asset Management, Inc., Class A	752,800	26,521,144
Fortress Investment Group LLC, Class A	5,654,681	31,383,479
Houlihan Lokey, Inc. (b)	344,100	7,501,380
Investment Technology Group, Inc.	673,658	8,986,598
OM Asset Management PLC	1,715,164	26,447,829

		132,188,583

Chemicals—3.9%
A Schulman, Inc. (a)	1,539,662	49,992,825
Cabot Corp.	1,645,700	51,938,292
Innophos Holdings, Inc.	679,822	26,948,144
Methanex Corp.	564,684	18,724,921
Rentech Nitrogen Partners L.P.	332,616	3,924,869
Stepan Co.	750,061	31,210,038
Terra Nitrogen Co. L.P.	147,039	15,864,038

		198,603,127

Commercial Services & Supplies—3.2%
Deluxe Corp.	922,300	51,409,002
Ennis, Inc.	805,451	13,982,629
Essendant, Inc.	1,373,277	44,535,373
West Corp.	2,312,464	51,799,194

		161,726,198

Communications Equipment—1.0%
Brocade Communications Systems, Inc.	4,889,959	50,757,774

	Shares	Value*

Containers & Packaging—2.1%
Silgan Holdings, Inc.	963,163	$50,123,003
Sonoco Products Co.	1,515,350	57,189,309

		107,312,312

Diversified Telecommunication Services—0.6%
Inteliquent, Inc.	1,345,238	30,039,165

Electric Utilities—3.2%
ALLETE, Inc.	1,272,000	64,223,280
Great Plains Energy, Inc.	2,178,800	58,871,176
Portland General Electric Co.	1,068,100	39,487,657

		162,582,113

Electrical Equipment—2.2%
Babcock & Wilcox Enterprises, Inc. (b)	699,800	11,756,640
EnerSys	924,500	49,534,710
Regal Beloit Corp.	931,800	52,600,110

		113,891,460

Electronic Equipment, Instruments & Components—2.5%
AVX Corp.	1,219,700	15,965,873
Methode Electronics, Inc.	1,178,022	37,578,902
SYNNEX Corp.	620,111	52,746,641
Vishay Intertechnology, Inc.	2,110,200	20,447,838

		126,739,254

Food & Staples Retailing—1.5%
Andersons, Inc. (a)	1,499,125	51,060,197
Ingles Markets, Inc., Class A	379,635	18,157,942
Weis Markets, Inc.	132,761	5,542,772

		74,760,911

Food Products—1.7%
Cal-Maine Foods, Inc.	441,791	24,126,207
Ingredion, Inc.	717,200	62,618,732

		86,744,939

Gas Utilities—1.8%
Laclede Group, Inc.	651,700	35,537,201
Questar Corp.	2,775,000	53,862,750

		89,399,951

Health Care Providers & Services—1.3%
Ensign Group, Inc.	420,284	17,916,707
Owens & Minor, Inc.	1,590,000	50,784,600

		68,701,307

Hotels, Restaurants & Leisure—1.2%
Bloomin’ Brands, Inc.	1,553,700	28,246,266
DineEquity, Inc.	378,400	34,684,144

		62,930,410

Household Durables—1.0%
Ryland Group, Inc.	1,206,643	49,267,234

Household Products—0.5%
Energizer Holdings, Inc.	658,000	25,471,180

Insurance—5.6%
Allied World Assurance Co. Holdings AG	1,386,468	52,921,483
American Financial Group, Inc.	766,800	52,840,188
First American Financial Corp.	651,000	25,434,570
Hanover Insurance Group, Inc.	662,400	51,468,480
HCI Group, Inc. (a)	491,547	19,057,277
Kemper Corp.	423,361	14,974,279
United Insurance Holdings Corp. (a)	1,075,932	14,148,506
Universal Insurance Holdings, Inc. (a)	1,845,703	54,522,067

		285,366,850

Internet Software & Services—0.5%
j2 Global, Inc.	370,177	26,227,040

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

IT Services—2.5%
Booz Allen Hamilton Holding Corp.	1,928,900	$50,556,469
Convergys Corp.	1,691,996	39,102,028
CSG Systems International, Inc.	1,238,200	38,136,560

		127,795,057

Machinery—4.4%
Barnes Group, Inc.	1,443,065	52,022,493
Crane Co.	1,252,000	58,355,720
Global Brass & Copper Holdings, Inc.	994,300	20,393,093
Hillenbrand, Inc.	1,614,500	41,993,145
ITT Corp.	1,558,115	52,087,785

		224,852,236

Media—2.1%
Corus Entertainment, Inc., Class B	1,812,946	19,168,728
Meredith Corp.	1,172,682	49,932,800
Time, Inc.	1,984,687	37,808,287

		106,909,815

Metals & Mining—4.7%
Commercial Metals Co.	3,944,500	53,447,975
Compass Minerals International, Inc.	725,900	56,888,783
Dominion Diamond Corp. (b)	1,476,432	15,768,294
Hi-Crush Partners L.P.	396,002	2,966,055
HudBay Minerals, Inc.	3,090,264	11,416,262
Royal Gold, Inc.	1,097,755	51,572,530
Steel Dynamics, Inc.	2,634,600	45,262,428

		237,322,327

Multi-Utilities—2.2%
Black Hills Corp.	1,048,500	43,344,990
NorthWestern Corp.	608,100	32,734,023
Vectren Corp.	838,300	35,216,983

		111,295,996

Oil, Gas & Consumable Fuels—7.7%
Alliance Resource Partners L.P.	1,398,983	31,141,362
Alon USA Partners L.P.	849,700	19,806,507
Boardwalk Pipeline Partners L.P.	4,371,429	51,451,719
Delek Logistics Partners L.P.	481,464	14,540,213
Delek U.S. Holdings, Inc.	1,493,300	41,364,410
Golar LNG Partners L.P.	303,636	4,454,340
Northern Tier Energy L.P.	1,695,000	38,646,000
SandRidge Permian Trust (a)	1,902,417	8,123,321
Ship Finance International Ltd.	1,954,762	31,764,882
Sunoco L.P.	1,483,294	50,209,502
Western Refining, Inc.	1,071,700	47,283,404
World Fuel Services Corp.	1,441,288	51,598,110

		390,383,770

Paper & Forest Products—2.1%
KapStone Paper and Packaging Corp.	616,334	10,175,674
Neenah Paper, Inc. (a)	861,013	50,179,838
Schweitzer-Mauduit International, Inc.	984,834	33,858,593
Western Forest Products, Inc.	11,236,194	15,155,601

		109,369,706

Real Estate Investment Trust—8.7%
Blackstone Mortgage Trust, Inc., Class A	2,017,100	55,349,224
Care Capital Properties, Inc.	1,028,400	33,865,212
Corrections Corp. of America	912,700	26,961,158
CyrusOne, Inc.	1,682,194	54,940,456
Franklin Street Properties Corp.	2,726,800	29,313,100
Home Properties, Inc.	456,400	34,115,900
Medical Properties Trust, Inc.	2,538,100	28,071,386
Monmouth Real Estate Investment Corp. (a)	2,645,088	25,789,608
Omega Healthcare Investors, Inc.	761,900	26,780,785
Retail Properties of America, Inc., Class A	3,871,301	54,546,631
Starwood Property Trust, Inc.	2,452,000	50,315,040
WP GLIMCHER, Inc.	1,987,400	23,173,084

		443,221,584

	Shares	Value*

Semiconductors & Semiconductor Equipment—0.2%
MKS Instruments, Inc.	260,700	$8,741,271

Software—1.1%
Mentor Graphics Corp.	2,188,094	53,892,755

Specialty Retail—3.6%
Buckle, Inc.	1,224,569	45,272,316
GNC Holdings, Inc., Class A	1,332,842	53,873,474
Group 1 Automotive, Inc.	599,701	51,064,540
Sonic Automotive, Inc., Class A	1,238,400	25,288,128
Stage Stores, Inc.	856,900	8,431,896

		183,930,354

Thrifts & Mortgage Finance—1.1%
Washington Federal, Inc.	2,371,250	53,945,937

Tobacco—1.1%
Universal Corp. (a)	1,152,900	57,149,253

Trading Companies & Distributors—1.0%
Applied Industrial Technologies, Inc.	1,402,700	53,513,005

Total Common Stock (cost—$4,874,771,369)		4,953,143,958

MUTUAL FUNDS—0.7%
Central Fund of Canada Ltd., Class A (cost—$42,063,416)	3,451,400	36,550,326

	Principal Amount (000s)

Repurchase Agreements—4.5%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $231,564,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $236,196,569 including accrued interest (cost—$231,564,000)	$231,564	231,564,000

Total Investments (cost—$5,148,398,785)—102.5%		5,221,258,284

Liabilities in excess of other assets—(2.5)%		(129,216,297)

Net Assets—100.0%		$5,092,041,987

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2015 (unaudited) (continued)

(c)	Forward foreign currency contracts outstanding at September 30, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2015	Unrealized Appreciation (Depreciation)
Purchased:
764,768 Canadian Dollar settling 10/2/15	Northern Trust Co.	$571,804	$573,071	$1,267

Sold:
1,666,865 Canadian Dollar settling 10/1/15	Northern Trust Co.	1,242,198	1,249,056	(6,858)
906,380 Canadian Dollar settling 10/2/15	Northern Trust Co.	677,684	679,186	(1,502)

				$(7,093)

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

Air Freight & Logistics—0.4%
Echo Global Logistics, Inc. (b)	6,966	$136,533
Forward Air Corp.	3,140	130,279
XPO Logistics, Inc. (b)	3,120	74,350

		341,162

Auto Components—1.2%
Cooper Tire & Rubber Co.	1,555	61,438
Motorcar Parts of America, Inc. (b)	7,208	225,899
Tower International, Inc. (b)	27,615	656,132

		943,469

Automobiles—0.1%
Thor Industries, Inc.	1,975	102,305

Banks—5.5%
Ameris Bancorp	1,588	45,655
Bank of the Ozarks, Inc.	5,215	228,208
Banner Corp.	1,099	52,499
Cathay General Bancorp	6,930	207,623
CU Bancorp (b)	3,850	86,471
Eagle Bancorp, Inc. (b)	3,310	150,605
First Bancorp	11,080	188,360
First Merchants Corp.	1,799	47,170
First NBC Bank Holding Co. (b)	1,179	41,312
Guaranty Bancorp	30,365	500,112
HomeTrust Bancshares, Inc. (b)	15,720	291,606
Old Line Bancshares, Inc.	2,880	46,829
Pacific Premier Bancorp, Inc. (b)	2,048	41,615
PrivateBancorp, Inc.	6,550	251,062
Seacoast Banking Corp. of Florida (b)	34,183	501,807
South State Corp.	2,382	183,104
Sterling Bancorp/DE	25,030	372,196
Suffolk Bancorp	8,100	221,292
Trico Bancshares	24,955	613,144
Tristate Capital Holdings, Inc. (b)	5,875	73,261
Western Alliance Bancorp (b)	6,470	198,694

		4,342,625

Beverages—0.1%
Boston Beer Co., Inc., Class A (b)	230	48,440
National Beverage Corp. (b)	1,225	37,644

		86,084

Biotechnology—2.6%
Advaxis, Inc. (b)	1,248	12,767
AMAG Pharmaceuticals, Inc. (b)	1,011	40,167
Anacor Pharmaceuticals, Inc. (b)	2,400	282,504
Anthera Pharmaceuticals, Inc. (b)	15,020	91,472
BioCryst Pharmaceuticals, Inc. (b)	8,905	101,517
BioSpecifics Technologies Corp. (b)	2,907	126,571
Cara Therapeutics, Inc. (b)	1,379	19,706
Catalyst Pharmaceuticals, Inc. (b)	6,668	20,004
Cepheid (b)	2,974	134,425
Chiasma, Inc. (b)	714	14,194
Concert Pharmaceuticals, Inc. (b)	1,761	33,054
Dynavax Technologies Corp. (b)	939	23,043
Eagle Pharmaceuticals, Inc. (b)	2,679	198,326
Esperion Therapeutics, Inc. (b)	2,144	50,577
Five Prime Therapeutics, Inc. (b)	1,279	19,684
Flexion Therapeutics, Inc. (b)	1,125	16,718
Heron Therapeutics, Inc. (b)	556	13,566
Insmed, Inc. (b)	1,186	22,024
La Jolla Pharmaceutical Co. (b)	924	25,678
Ligand Pharmaceuticals, Inc. (b)	2,704	231,598
MacroGenics, Inc. (b)	844	18,079
Pfenex, Inc. (b)	1,672	25,097
Prothena Corp. PLC (b)	1,260	57,128
Repligen Corp. (b)	6,864	191,162
Sage Therapeutics, Inc. (b)	1,498	63,395
Sorrento Therapeutics, Inc. (b)	1,416	11,880
Synergy Pharmaceuticals, Inc. (b)	18,427	97,663
Ultragenyx Pharmaceutical, Inc. (b)	1,010	97,273

		2,039,272

	Shares	Value*

Building Products—0.9%
American Woodmark Corp. (b)	2,918	$189,291
Builders FirstSource, Inc. (b)	17,520	222,154
Patrick Industries, Inc. (b)	2,246	88,694
PGT, Inc. (b)	15,525	190,647

		690,786

Capital Markets—0.6%
Cowen Group, Inc., Class A (b)	42,304	192,906
Ellington Financial LLC	7,720	138,034
HFF, Inc., Class A	5,172	174,607

		505,547

Chemicals—1.2%
American Vanguard Corp.	2,576	29,778
Ferro Corp. (b)	9,924	108,668
Innospec, Inc.	2,085	96,973
Koppers Holdings, Inc.	21,830	440,311
OCI Resources L.P.	3,160	61,968
PolyOne Corp.	3,367	98,788
Stepan Co.	2,695	112,139

		948,625

Commercial Services & Supplies—1.1%
Brink’s Co.	1,220	32,952
Interface, Inc.	17,410	390,680
Knoll, Inc.	18,920	415,862

		839,494

Communications Equipment—0.2%
Ciena Corp. (b)	1,510	31,287
NETGEAR, Inc. (b)	2,240	65,341
ShoreTel, Inc. (b)	6,134	45,821

		142,449

Construction & Engineering—2.6%
Argan, Inc.	16,885	585,572
Comfort Systems USA, Inc.	1,174	32,003
Dycom Industries, Inc. (b)	5,575	403,407
KBR, Inc.	24,335	405,421
MasTec, Inc. (b)	39,685	628,214

		2,054,617

Construction Materials—0.3%
U.S. Concrete, Inc. (b)	5,794	276,895

Containers & Packaging—0.1%
Silgan Holdings, Inc.	1,680	87,427

Distributors—0.2%
Core-Mark Holding Co., Inc.	2,689	175,995

Diversified Consumer Services—0.2%
Carriage Services, Inc.	1,831	39,531
Stonemor Partners L.P.	3,870	105,574

		145,105

Diversified Financial Services—0.8%
Compass Diversified Holdings	38,775	625,053

Diversified Telecommunication Services—1.2%
8x8, Inc. (b)	21,872	180,881
Cogent Communications Holdings, Inc.	8,380	227,601
Consolidated Communications Holdings, Inc.	4,485	86,426
Hawaiian Telcom Holdco, Inc. (b)	7,055	146,603
inContact, Inc. (b)	15,731	118,140
Vonage Holdings Corp. (b)	29,399	172,866

		932,517

Electric Utilities—2.8%
ALLETE, Inc.	5,130	259,014
Empire District Electric Co.	5,190	114,336

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

Great Plains Energy, Inc.	32,415	$875,853
IDACORP, Inc.	2,135	138,156
Otter Tail Corp.	3,560	92,773
Portland General Electric Co.	8,410	310,918
Unitil Corp.	10,580	390,190

		2,181,240

Electrical Equipment—0.0%
Regal Beloit Corp.	520	29,354

Electronic Equipment, Instruments & Components—0.2%
Dolby Laboratories, Inc., Class A	1,445	47,107
Orbotech Ltd. (b)	8,433	130,290

		177,397

Energy Equipment & Services—1.3%
Matrix Service Co. (b)	38,280	860,151
SEACOR Holdings, Inc. (b)	2,460	147,133

		1,007,284

Food & Staples Retailing—0.5%
Casey’s General Stores, Inc.	808	83,159
SpartanNash Co.	2,395	61,911
United Natural Foods, Inc. (b)	1,015	49,238
Village Super Market, Inc., Class A	1,925	45,449
Weis Markets, Inc.	3,370	140,697

		380,454

Food Products—3.8%
B&G Foods, Inc.	7,000	255,150
Cal-Maine Foods, Inc.	12,865	702,558
Dean Foods Co.	26,135	431,750
Fresh Del Monte Produce, Inc.	5,570	220,071
J&J Snack Foods Corp.	935	106,272
John B Sanfilippo & Son, Inc.	801	41,059
Lancaster Colony Corp.	5,640	549,787
Pinnacle Foods, Inc.	8,555	358,284
Sanderson Farms, Inc.	925	63,427
Snyder’s-Lance, Inc.	5,370	181,130
Tootsie Roll Industries, Inc.	2,059	64,426

		2,973,914

Gas Utilities—0.5%
New Jersey Resources Corp.	1,215	36,486
Northwest Natural Gas Co.	3,770	172,817
Southwest Gas Corp.	1,610	93,895
Star Gas Partners L.P.	13,440	114,106

		417,304

Health Care Equipment & Supplies—6.4%
Analogic Corp.	560	45,943
AtriCure, Inc. (b)	2,008	43,995
Cardiovascular Systems, Inc. (b)	1,335	21,147
CONMED Corp.	4,215	201,224
Cooper Cos., Inc.	895	133,230
Cyberonics, Inc. (b)	595	36,164
Cynosure, Inc., Class A (b)	6,358	190,994
Globus Medical, Inc., Class A (b)	6,914	142,843
Greatbatch, Inc. (b)	14,083	794,563
Hill-Rom Holdings, Inc.	12,950	673,271
ICU Medical, Inc. (b)	4,330	474,135
Inogen, Inc. (b)	6,393	310,380
Integra LifeSciences Holdings Corp. (b)	615	36,623
K2M Group Holdings, Inc. (b)	7,347	136,654
LDR Holding Corp. (b)	4,630	159,874
LeMaitre Vascular, Inc.	2,621	31,950
Masimo Corp. (b)	5,425	209,188
Merit Medical Systems, Inc. (b)	17,085	408,502
NuVasive, Inc. (b)	4,065	196,014
RTI Surgical, Inc. (b)	90,088	511,700
SurModics, Inc. (b)	1,215	26,536
Trinity Biotech PLC ADR	1,794	20,523
Vascular Solutions, Inc. (b)	8,078	261,808

		5,067,261

	Shares	Value*

Health Care Providers & Services—6.3%
Acadia Healthcare Co., Inc. (b)	7,752	$513,725
Aceto Corp.	2,008	55,120
Adeptus Health, Inc., Class A (b)	2,796	225,805
Amsurg Corp. (b)	7,136	554,539
BioTelemetry, Inc. (b)	13,007	159,206
Chemed Corp.	1,190	158,829
Cross Country Healthcare, Inc. (b)	3,661	49,826
HealthSouth Corp.	13,285	509,746
Kindred Healthcare, Inc.	13,405	211,129
LHC Group, Inc. (b)	5,615	251,384
Magellan Health, Inc. (b)	1,515	83,976
Molina Healthcare, Inc. (b)	10,325	710,876
Owens & Minor, Inc.	5,610	179,183
Premier, Inc., Class A (b)	4,695	161,367
Providence Service Corp. (b)	4,049	176,455
RadNet, Inc. (b)	4,129	22,916
Team Health Holdings, Inc. (b)	3,540	191,266
VCA, Inc. (b)	15,291	805,071

		5,020,419

Health Care Technology—1.4%
Computer Programs & Systems, Inc.	3,410	143,663
Imprivata, Inc. (b)	1,694	30,102
Merge Healthcare, Inc. (b)	5,322	37,786
Omnicell, Inc. (b)	6,584	204,763
Quality Systems, Inc.	2,580	32,198
Vocera Communications, Inc. (b)	55,150	629,262

		1,077,774

Hotels, Restaurants & Leisure—6.0%
Biglari Holdings, Inc. (b)	305	111,551
Bob Evans Farms, Inc.	1,605	69,577
Carrols Restaurant Group, Inc. (b)	4,538	54,002
Cedar Fair L.P.	2,615	137,575
Cheesecake Factory, Inc.	8,058	434,810
Churchill Downs, Inc.	1,835	245,541
Cracker Barrel Old Country Store, Inc.	1,060	156,117
Diamond Resorts International, Inc. (b)	5,730	134,025
DineEquity, Inc.	3,730	341,892
Eldorado Resorts, Inc. (b)	3,924	35,394
International Speedway Corp., Class A	9,590	304,195
Isle of Capri Casinos, Inc. (b)	13,000	226,720
Kona Grill, Inc. (b)	1,387	21,845
La Quinta Holdings, Inc. (b)	8,813	139,069
Marriott Vacations Worldwide Corp.	9,180	625,525
Papa Murphy’s Holdings, Inc. (b)	2,192	32,178
Penn National Gaming, Inc. (b)	3,287	55,156
Popeyes Louisiana Kitchen, Inc. (b)	842	47,455
Rave Restaurant Group, Inc. (b)	2,755	23,500
Six Flags Entertainment Corp.	3,251	148,831
Sonic Corp.	22,808	523,444
Texas Roadhouse, Inc.	23,780	884,616

		4,753,018

Household Durables—1.4%
Helen of Troy Ltd. (b)	1,782	159,133
Installed Building Products, Inc. (b)	5,755	145,486
LGI Homes, Inc. (b)	8,323	226,302
Libbey, Inc.	5,023	163,800
M/I Homes, Inc. (b)	1,843	43,458
Ryland Group, Inc.	4,511	184,184
Skullcandy, Inc. (b)	3,726	20,605
Taylor Morrison Home Corp., Class A (b)	8,230	153,572
WCI Communities, Inc. (b)	1,548	35,031

		1,131,571

Household Products—0.1%
WD-40 Co.	925	82,390

Insurance—2.8%
AMERISAFE, Inc.	4,159	206,827
EMC Insurance Group, Inc.	11,555	268,192
Federated National Holding Co.	1,051	25,245
Hanover Insurance Group, Inc.	10,006	777,466
Infinity Property & Casualty Corp.	6,545	527,134
National General Holdings Corp.	5,645	108,892

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

Navigators Group, Inc. (b)	2,900	$226,142
ProAssurance Corp.	1,050	51,524

		2,191,422

Internet & Catalog Retail—0.1%
Nutrisystem, Inc.	2,125	56,355

Internet Software & Services—1.3%
Autobytel, Inc. (b)	2,869	48,113
Endurance International Group Holdings, Inc. (b)	6,126	81,843
GTT Communications, Inc. (b)	1,947	45,287
Internap Corp. (b)	3,867	23,705
IntraLinks Holdings, Inc. (b)	3,540	29,347
Limelight Networks, Inc. (b)	10,237	19,553
LogMeIn, Inc. (b)	4,675	318,648
Monster Worldwide, Inc. (b)	16,615	106,668
SPS Commerce, Inc. (b)	3,166	214,940
TechTarget, Inc. (b)	3,104	26,446
Wix.com Ltd. (b)	5,941	103,492

		1,018,042

IT Services—1.2%
CACI International, Inc., Class A (b)	1,895	140,173
Convergys Corp.	7,933	183,332
Euronet Worldwide, Inc. (b)	3,011	223,085
Forrester Research, Inc.	2,290	71,997
Hackett Group, Inc.	6,441	88,564
MAXIMUS, Inc.	3,162	188,329
Virtusa Corp. (b)	1,248	64,035

		959,515

Leisure Equipment & Products—0.1%
Nautilus, Inc. (b)	3,070	46,050

Life Sciences Tools & Services—2.6%
Affymetrix, Inc. (b)	9,570	81,728
Albany Molecular Research, Inc. (b)	11,682	203,500
Bio-Rad Laboratories, Inc., Class A (b)	1,535	206,166
Bio-Techne Corp.	475	43,919
Cambrex Corp. (b)	20,020	794,394
Charles River Laboratories International, Inc. (b)	2,425	154,036
ICON PLC (b)	3,003	213,123
Luminex Corp. (b)	6,475	109,492
NeoGenomics, Inc. (b)	8,481	48,596
PAREXEL International Corp. (b)	2,970	183,902

		2,038,856

Machinery—1.3%
Briggs & Stratton Corp.	13,800	266,478
Kadant, Inc.	858	33,471
Lydall, Inc. (b)	1,242	35,384
Middleby Corp. (b)	1,022	107,504
NN, Inc.	1,142	21,127
Toro Co.	7,690	542,453
Valmont Industries, Inc.	315	29,890

		1,036,307

Media—1.0%
AMC Entertainment Holdings, Inc., Class A	10,550	265,754
Carmike Cinemas, Inc. (b)	1,841	36,986
Entravision Communications Corp., Class A	5,628	37,370
John Wiley & Sons, Inc., Class A	1,050	52,532
Morningstar, Inc.	595	47,755
Viacom, Inc., Class A	8,335	368,990

		809,387

Metals & Mining—0.5%
Kaiser Aluminum Corp.	4,382	351,656
Olympic Steel, Inc.	2,018	20,079
SunCoke Energy Partners L.P.	4,560	50,388

		422,123

Multi-line Retail—0.2%
Burlington Stores, Inc. (b)	2,846	145,260

	Shares	Value*

Multi-Utilities—0.7%
Avista Corp.	2,360	$78,470
Vectren Corp.	11,695	491,307

		569,777

Oil, Gas & Consumable Fuels—2.1%
Abraxas Petroleum Corp. (b)	1,642	2,102
Cheniere Energy Partners L.P.	1,225	32,267
CVR Refining L.P.	36,395	695,872
Diamondback Energy, Inc. (b)	1,858	120,027
Gastar Exploration, Inc. (b)	7,033	8,088
Matador Resources Co. (b)	5,341	110,772
Scorpio Tankers, Inc.	35,685	327,232
Sunoco L.P.	1,975	66,854
Synergy Resources Corp. (b)	10,053	98,519
Teekay Tankers Ltd., Class A	30,856	212,906

		1,674,639

Paper & Forest Products—0.2%
Clearwater Paper Corp. (b)	1,385	65,427
Deltic Timber Corp.	560	33,494
Neenah Paper, Inc. (a)	596	34,735

		133,656

Personal Products—0.8%
USANA Health Sciences, Inc. (b)	4,670	625,920

Pharmaceuticals—3.1%
ANI Pharmaceuticals, Inc. (b)	3,406	134,571
Cempra, Inc. (b)	878	24,444
Depomed, Inc. (b)	6,560	123,656
Dermira, Inc. (b)	1,088	25,394
Horizon Pharma PLC (b)	5,545	109,902
IGI Laboratories, Inc. (b)	5,602	36,637
Impax Laboratories, Inc. (b)	3,539	124,608
Intersect ENT, Inc. (b)	8,007	187,364
Intra-Cellular Therapies, Inc. (b)	3,982	159,439
Lannett Co., Inc. (b)	10,650	442,188
Omeros Corp. (b)	1,904	20,868
Phibro Animal Health Corp., Class A	7,347	232,386
Prestige Brands Holdings, Inc. (b)	15,315	691,625
Supernus Pharmaceuticals, Inc. (b)	11,312	158,707

		2,471,789

Professional Services—0.6%
FTI Consulting, Inc. (b)	3,530	146,530
GP Strategies Corp. (b)	1,242	28,342
ICF International, Inc. (b)	3,517	106,882
Kforce, Inc.	7,742	203,460

		485,214

Real Estate Investment Trust—2.8%
American Capital Mortgage Investment Corp.	3,610	53,211
Anworth Mortgage Asset Corp.	33,610	166,033
Ares Commercial Real Estate Corp.	53,290	638,947
Ashford Hospitality Trust, Inc.	66,025	402,752
Capstead Mortgage Corp.	27,715	274,101
Chimera Investment Corp.	9,499	127,002
CYS Investments, Inc.	18,000	130,680
Five Oaks Investment Corp.	5,750	36,340
Gladstone Commercial Corp.	3,915	55,241
Hatteras Financial Corp.	9,970	151,046
Strategic Hotels & Resorts, Inc. (b)	10,600	146,174

		2,181,527

Real Estate Management & Development—0.8%
Kennedy-Wilson Holdings, Inc.	21,249	471,090
Marcus & Millichap, Inc. (b)	3,229	148,502

		619,592

Road & Rail—0.1%
Celadon Group, Inc.	1,523	24,399
Covenant Transportation Group, Inc., Class A (b)	1,086	19,515

		43,914

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

Semiconductors & Semiconductor Equipment—3.2%
Advanced Energy Industries, Inc. (b)	29,090	$765,067
Cirrus Logic, Inc. (b)	5,665	178,504
Cypress Semiconductor Corp. (b)	12,879	109,729
DSP Group, Inc. (b)	6,400	58,304
Inphi Corp. (b)	6,815	163,833
Kulicke & Soffa Industries, Inc. (b)	9,653	88,615
MaxLinear, Inc., Class A (b)	15,196	189,038
Photronics, Inc. (b)	76,025	688,786
Synaptics, Inc. (b)	852	70,256
Tower Semiconductor Ltd. (b)	15,470	199,099

		2,511,231

Software—5.8%
ACI Worldwide, Inc. (b)	7,980	168,538
Aspen Technology, Inc. (b)	15,015	569,219
Cadence Design Systems, Inc. (b)	7,393	152,887
Callidus Software, Inc. (b)	14,844	252,199
ePlus, Inc. (b)	354	27,991
Guidewire Software, Inc. (b)	2,782	146,278
Jive Software, Inc. (b)	16,080	75,094
Manhattan Associates, Inc. (b)	10,360	645,428
Mentor Graphics Corp.	7,796	192,015
MicroStrategy, Inc., Class A (b)	3,735	733,815
Progress Software Corp. (b)	25,235	651,820
Proofpoint, Inc. (b)	2,598	156,711
PTC, Inc. (b)	2,938	93,252
Rubicon Project, Inc. (b)	1,756	25,515
Silver Spring Networks, Inc. (b)	3,116	40,134
Synchronoss Technologies, Inc. (b)	2,387	78,294
Take-Two Interactive Software, Inc. (b)	6,121	175,856
Telenav, Inc. (b)	3,752	29,303
Ultimate Software Group, Inc. (b)	1,268	226,985
Verint Systems, Inc. (b)	3,418	147,487

		4,588,821

Specialty Retail—3.6%
American Eagle Outfitters, Inc.	4,725	73,852
Big 5 Sporting Goods Corp.	4,314	44,779
Chico’s FAS, Inc.	19,350	304,375
Citi Trends, Inc.	1,713	40,050
CST Brands, Inc.	2,145	72,201
DSW, Inc., Class A	4,565	115,540
Express, Inc. (b)	43,470	776,809
Finish Line, Inc., Class A	7,440	143,592
GameStop Corp., Class A	965	39,768
Group 1 Automotive, Inc.	7,060	601,159
Haverty Furniture Cos., Inc.	4,135	97,090
Kirkland’s, Inc.	3,946	84,997
Monro Muffler Brake, Inc.	610	41,205
Penske Automotive Group, Inc.	5,559	269,278
Rent-A-Center, Inc.	2,095	50,804
Shoe Carnival, Inc.	3,795	90,321
Sportsman’s Warehouse Holdings, Inc. (b)	2,391	29,457

		2,875,277

Technology Hardware, Storage & Peripherals—0.3%
Electronics for Imaging, Inc. (b)	5,750	248,860

Textiles, Apparel & Luxury Goods—2.1%
Fossil Group, Inc. (b)	780	43,586
Oxford Industries, Inc.	3,230	238,632
Perry Ellis International, Inc. (b)	22,290	489,489
Unifi, Inc. (b)	24,312	724,741
Wolverine World Wide, Inc.	9,045	195,734

		1,692,182

Thrifts & Mortgage Finance—7.9%
America First Multifamily Investors L.P.	41,710	216,892
Anchor BanCorp Wisconsin, Inc. (b)	16,535	704,226
Beneficial Bancorp, Inc. (b)	50,755	673,011
Capitol Federal Financial, Inc.	11,615	140,774
Charter Financial Corp.	30,555	387,437
Clifton Bancorp, Inc.	17,590	244,149
Dime Community Bancshares, Inc.	2,740	46,306
Flagstar Bancorp, Inc. (b)	34,535	710,040
HomeStreet, Inc. (b)	34,055	786,671

	Shares	Value*

Kearny Financial Corp.	3,100	$35,557
LendingTree, Inc. (b)	3,174	295,277
Meridian Bancorp, Inc.	3,443	47,066
Meta Financial Group, Inc.	7,730	322,882
Northfield Bancorp, Inc.	11,155	169,668
Northwest Bancshares, Inc.	18,665	242,645
Territorial Bancorp, Inc.	14,535	378,491
TFS Financial Corp.	9,365	161,546
Walker & Dunlop, Inc. (b)	18,099	472,022
Waterstone Financial, Inc.	17,505	235,967

		6,270,627

Tobacco—0.5%
Universal Corp. (a)	1,770	87,739
Vector Group Ltd.	15,309	346,136

		433,875

Trading Companies & Distributors—1.2%
Air Lease Corp.	3,956	122,320
Aircastle Ltd.	9,195	189,509
Applied Industrial Technologies, Inc.	1,700	64,855
Kaman Corp.	4,765	170,825
MSC Industrial Direct Co., Inc., Class A	5,495	335,360
Watsco, Inc.	930	110,186

		993,055

Transportation Infrastructure—0.3%
Macquarie Infrastructure Corp.	2,839	211,960

Water Utilities—0.1%
Connecticut Water Service, Inc.	2,640	96,413

Wireless Telecommunication Services—0.8%
Boingo Wireless, Inc. (b)	3,943	32,648
Telephone & Data Systems, Inc.	24,565	613,142

		645,790

Total Common Stock (cost—$77,260,873)		77,676,243

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $1,884,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $1,924,219 including accrued interest (cost—$1,884,000)	$1,884	1,884,000

Total Investments (cost—$79,144,873)—100.5%		79,560,243

Liabilities in excess of other assets—(0.5)%		(369,035)

Net Assets—100.0%		$79,191,208

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Technology Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—89.7%

Automobiles—3.3%
Tesla Motors, Inc. (b)(c)	164,370	$40,829,508

Chemicals—0.0%
Monsanto Co.	100	8,534

Communications Equipment—5.0%
Alcatel-Lucent ADR (c)	100	365
Cisco Systems, Inc. (b)	585,260	15,363,075
Juniper Networks, Inc.	100	2,571
Lumentum Holdings, Inc. (c)	20	339
Motorola Solutions, Inc.	100	6,838
Palo Alto Networks, Inc. (c)	269,600	46,371,200
QUALCOMM, Inc.	100	5,373
Viavi Solutions, Inc. (c)	100	537

		61,750,298

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR	6,000	121,260

Diversified Telecommunication Services—0.0%
Verizon Communications, Inc.	100	4,351

Electrical Equipment—0.2%
Nidec Corp.	40,400	2,778,144
SolarCity Corp. (c)	100	4,271

		2,782,415

Electronic Equipment, Instruments & Components—1.6%
CDW Corp.	170,650	6,972,759
Corning, Inc.	124,000	2,122,880
Fitbit, Inc., Class A (c)	55,025	2,073,892
Flextronics International Ltd. (c)	100	1,054
Ingram Micro, Inc., Class A	165,235	4,501,001
IPG Photonics Corp. (c)	100	7,597
LG Display Co., Ltd.	1,000	19,091
Murata Manufacturing Co., Ltd.	700	90,422
Samsung Electro-Mechanics Co., Ltd.	170	9,266
Tech Data Corp. (c)	68,645	4,702,183
TPK Holding Co., Ltd.	100	239

		20,500,384

Health Care Equipment & Supplies—0.0%
Hoya Corp.	100	3,275

Household Durables—0.0%
Harman International Industries, Inc.	100	9,599

Internet & Catalog Retail—12.0%
Amazon.com, Inc. (c)	181,500	92,908,035
Expedia, Inc.	134,480	15,825,606
Netflix, Inc. (c)	169,910	17,544,907
Priceline Group, Inc. (c)	18,190	22,498,483
Rakuten, Inc.	1,000	12,783
TripAdvisor, Inc. (c)	100	6,302
Vipshop Holdings Ltd. ADR (c)	100	1,680

		148,797,796

Internet Software & Services—18.0%
58.com, Inc. ADR (c)	100	4,705
Akamai Technologies, Inc. (c)	100	6,906
Alphabet, Inc., Class A (b)(c)	62,500	39,898,125
Alphabet, Inc., Class C	54,040	32,879,017
Autohome, Inc. ADR (c)	4,968	161,609
Cornerstone OnDemand, Inc. (c)	100	3,300
Criteo S.A. ADR (c)	836,290	31,394,327
eBay, Inc. (b)(c)	194,200	4,746,248
Facebook, Inc., Class A (c)	933,490	83,920,751
GoDaddy, Inc., Class A (c)	41,770	1,053,022
LinkedIn Corp., Class A (c)	100	19,013
NAVER Corp.	100	43,344
NetEase, Inc. ADR	210,235	25,253,428
Phoenix New Media Ltd. ADR (c)	100	438

	Shares	Value*

Qihoo 360 Technology Co., Ltd. ADR (c)	100	$4,783
Rackspace Hosting, Inc. (c)	100	2,468
SINA Corp. (c)	100	4,012
Tencent Holdings Ltd.	228,000	3,849,247
Twitter, Inc. (c)	100	2,694
Yahoo!, Inc. (c)	100	2,891
Yelp, Inc. (c)	100	2,166
Zillow Group, Inc., Class A (c)	100	2,873
Zillow Group, Inc., Class C (c)	200	5,400

		223,260,767

IT Services—13.4%
Accenture PLC, Class A	94,505	9,286,061
Alliance Data Systems Corp. (c)	100	25,898
Automatic Data Processing, Inc.	4,940	396,978
Blackhawk Network Holdings, Inc. (c)	45,417	1,925,227
Cognizant Technology Solutions Corp., Class A (c)	483,455	30,269,118
Computer Sciences Corp.	61,960	3,803,105
Fidelity National Information Services, Inc.	226,575	15,198,651
Fiserv, Inc. (c)	149,460	12,944,731
Global Payments, Inc.	19,450	2,231,498
Mastercard, Inc., Class A	313,820	28,281,458
PayPal Holdings, Inc. (c)	100	3,104
Tata Consultancy Services Ltd.	1,000	39,483
Total System Services, Inc.	48,665	2,210,851
Vantiv, Inc., Class A (c)	48,940	2,198,385
Visa, Inc., Class A (b)	834,985	58,165,055

		166,979,603

Media—0.3%
Comcast Corp., Class A	63,825	3,630,366

Professional Services—0.1%
Verisk Analytics, Inc., Class A (c)	15,190	1,122,693

Real Estate Investment Trust—0.0%
American Tower Corp.	100	8,798

Semiconductors & Semiconductor Equipment—14.4%
Advanced Micro Devices, Inc. (c)	100	172
Analog Devices, Inc. (b)	2,850	160,768
Applied Materials, Inc.	100	1,469
Atmel Corp.	100	807
Avago Technologies Ltd. (b)	243,715	30,466,812
Intel Corp.	2,011,768	60,634,688
Lam Research Corp.	285,885	18,676,867
MediaTek, Inc.	1,000	7,442
Micron Technology, Inc. (b)(c)	478,005	7,160,515
NXP Semiconductors NV (c)	2,970	258,598
SK Hynix, Inc.	1,000	28,520
Skyworks Solutions, Inc.	731,590	61,607,194
SunEdison, Inc. (c)	100	718
SunPower Corp. (c)	11,500	230,460
Teradyne, Inc.	100	1,801
Veeco Instruments, Inc. (c)	100	2,051
Xilinx, Inc.	100	4,240

		179,243,122

Software—16.8%
Activision Blizzard, Inc.	100	3,089
Adobe Systems, Inc. (c)	270,015	22,200,633
Aspen Technology, Inc. (c)	100	3,791
Check Point Software Technologies Ltd. (c)	100	7,933
Electronic Arts, Inc. (c)	173,910	11,782,402
FireEye, Inc. (c)	116,465	3,705,916
Fortinet, Inc. (c)	414,260	17,597,765
Imperva, Inc. (c)	369,700	24,207,956
Intuit, Inc.	115,295	10,232,431

Schedule of Investments

AllianzGI Technology Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

Microsoft Corp. (b)	1,554,595	$68,806,375
NetSuite, Inc. (c)	100	8,390
Oracle Corp. (b)	113,500	4,099,620
Proofpoint, Inc. (c)	386,090	23,288,949
Sage Group PLC	100	757
Salesforce.com, Inc. (c)	100	6,943
ServiceNow, Inc. (c)	329,960	22,915,722
Splunk, Inc. (c)	100	5,535
Symantec Corp.	100	1,947
Tableau Software, Inc., Class A (c)	100	7,978
Zendesk, Inc. (c)	100	1,971

		208,886,103

Technology Hardware, Storage & Peripherals—3.3%
Apple, Inc. (b)	341,220	37,636,566
Asustek Computer, Inc.	264,000	2,269,871
Catcher Technology Co., Ltd.	1,000	10,691
Diebold, Inc.	100	2,977
EMC Corp.	100	2,416
FUJIFILM Holdings Corp.	100	3,738
Hewlett-Packard Co.	100	2,561
Lenovo Group Ltd.	455,000	384,651
NEC Corp.	16,000	49,261
Samsung Electronics Co., Ltd.	100	95,945
Western Digital Corp.	1,320	104,861

		40,563,538

Wireless Telecommunication Services—1.3%
T-Mobile U.S., Inc. (c)	392,815	15,637,965

Total Common Stock (cost—$919,969,709)		1,114,140,375

EXCHANGE-TRADED FUNDS—0.0%

iShares FTSE A50 China Index	1,000	1,319
iShares MSCI Emerging Markets Index	100	3,278

Total Exchange-Traded Funds (cost—$5,747)		4,597

	Principal Amount (000s)

Repurchase Agreements—5.7%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $71,351,000; collateralized by U.S. Treasury Notes, 1.875%—2.00%, due 10/31/21—11/30/21, valued at $72,781,231 including accrued interest (cost—$71,351,000)	$71,351	71,351,000

	Contracts

OPTIONS PURCHASED (c)(d)—0.4%

Call Options—0.3%
Apple, Inc.,
strike price $118.57, expires 1/15/16	2,101	877,167
strike price $140.00, expires 1/20/17	1,737	1,076,940
Intuit, Inc.,
strike price $95.00, expires 1/15/16	2,562	602,070
Microsoft Corp.,
strike price $50.00, expires 1/15/16	6,800	268,600
strike price $52.50, expires 1/20/17	6,000	909,000

		3,733,777

	Contracts	Value*

Put Options—0.1%
International Business Machines Corp.,
strike price $150.00, expires 1/15/16	1,050	$1,081,500

Total Options Purchased (cost—$10,151,720)		4,815,277

Total Investments, before options written and securities sold short (cost—$1,001,478,176)—95.8%		1,190,311,249

OPTIONS WRITTEN (c)(d)—(1.2)%

Call Options—(0.4)%
International Business Machines Corp.,
strike price $170.00, expires 1/15/16	1,050	(43,050)
Palo Alto Networks, Inc.,
strike price $180.00, expires 12/18/15	1,000	(950,000)
Splunk, Inc.,
strike price $72.50, expires 11/20/15	2,555	(76,650)
Tesla Motors, Inc.,
strike price $260.00, expires 12/18/15	2,227	(3,368,337)

		(4,438,037)

Put Options—(0.8)%
Alibaba Group Holding Ltd.,
strike price $57.50, expires 12/18/15	1,190	(499,800)
Apple, Inc.,
strike price $98.57, expires 1/15/16	2,101	(819,390)
strike price $115.00, expires 1/20/17	1,737	(3,391,493)
Baidu, Inc.,
strike price $155.00, expires 12/18/15	176	(386,760)
Intuit, Inc.,
strike price $75.00, expires 1/15/16	2,562	(384,300)
Microsoft Corp.,
strike price $40.00, expires 1/15/16	6,800	(744,600)
strike price $43.00, expires 1/20/17	6,000	(2,955,000)
Palo Alto Networks, Inc.,
strike price $150.00, expires 12/18/15	1,000	(535,000)
Workday, Inc.,
strike price $67.50, expires 1/15/16	927	(514,485)

		(10,230,828)

Total Options Written (premiums received—$18,508,301)		(14,668,865)

	Shares

SECURITIES SOLD SHORT—(5.3)%

Common Stock—(5.3)%

Communications Equipment—(0.0)%
Nokia Oyj ADR	9,770	(66,241)

Internet & Catalog Retail—(0.9)%
JD.com, Inc. ADR (c)	420,495	(10,958,100)

Internet Software & Services—(0.4)%
Baidu, Inc. ADR (c)	17,555	(2,412,232)
Box, Inc., Class A (c)	220,065	(2,768,418)

		(5,180,650)

Schedule of Investments

AllianzGI Technology Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

IT Services—(0.8)%
International Business Machines Corp.	66,260	$(9,605,712)

Semiconductors & Semiconductor Equipment—(2.2)%
ASML Holding NV	163,700	(14,402,326)
Cypress Semiconductor Corp.	100	(852)
Infineon Technologies AG	305,820	(3,436,020)
KLA-Tencor Corp.	168,880	(8,444,000)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	73,530	(1,525,747)

		(27,808,945)

Software—(0.5)%
Workday, Inc., Class A (c)	92,765	(6,387,798)

Technology Hardware, Storage & Peripherals—(0.5)%
Seagate Technology PLC	127,845	(5,727,456)

Total Securities Sold Short (proceeds received—$68,778,498)		(65,734,902)

Total Investments, net of options written and securities sold short (cost—$914,191,377) (a)—89.3%		1,109,907,482

Other assets less other liabilities—10.7%		133,476,604

Net Assets—100.0%		$1,243,384,086

Notes to Schedule of Investments:

(a)	Securities (net of securities sold short) with an aggregate value of $9,696,170, representing 0.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and options written.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

(e)	Transactions in options written for the three months ended September 30, 2015:

	Contracts	Premiums
Options outstanding, June 30, 2015	44,408	$19,551,433
Options written	33,997	23,288,027
Options terminated in closing transactions	(45,456)	(3,505,579)
Options expired	(3,624)	(20,825,580)

Options outstanding, September 30, 2015	29,325	$18,508,301

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

September 30, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.8%

Banks—3.1%
BOK Financial Corp.	11,570	$748,695
Citizens Financial Group, Inc.	7,535	179,785
People’s United Financial, Inc.	39,155	615,908

		1,544,388

Beverages—5.7%
Coca-Cola Co.	34,835	1,397,580
PepsiCo, Inc.	15,850	1,494,655

		2,892,235

Biotechnology—0.6%
Amgen, Inc.	1,065	147,311
Gilead Sciences, Inc.	1,415	138,939

		286,250

Chemicals—1.6%
Praxair, Inc.	3,590	365,677
Scotts Miracle-Gro Co., Class A	7,040	428,173

		793,850

Commercial Services & Supplies—1.8%
Covanta Holding Corp.	16,300	284,435
Republic Services, Inc.	7,570	311,884
Stericycle, Inc. (a)	2,090	291,158

		887,477

Communications Equipment—0.4%
EchoStar Corp., Class A (a)	5,295	227,844

Containers & Packaging—0.4%
Silgan Holdings, Inc.	3,520	183,181

Distributors—0.8%
LKQ Corp. (a)	14,505	411,362

Diversified Financial Services—4.8%
Berkshire Hathaway, Inc., Class B (a)	4,320	563,328
CBOE Holdings, Inc.	14,805	993,119
CME Group, Inc.	7,840	727,082
FNFV Group (a)	12,055	141,285

		2,424,814

Diversified Telecommunication Services—5.1%
AT&T, Inc.	30,575	996,134
CenturyLink, Inc.	9,450	237,384
Verizon Communications, Inc.	30,895	1,344,241

		2,577,759

Electric Utilities—4.0%
ITC Holdings Corp.	19,085	636,294
Southern Co.	31,100	1,390,170

		2,026,464

Electronic Equipment, Instruments & Components—0.4%
Dolby Laboratories, Inc., Class A	6,055	197,393

Energy Equipment & Services—1.9%
Cameron International Corp. (a)	3,310	202,969
Frank’s International NV	13,100	200,823
Schlumberger Ltd.	8,355	576,244

		980,036

Food & Staples Retailing—2.5%
Sysco Corp.	14,860	579,094
Wal-Mart Stores, Inc.	10,500	680,820

		1,259,914

	Shares	Value*

Food Products—2.6%
Hershey Co.	3,065	$281,612
Kellogg Co.	5,790	385,325
McCormick & Co., Inc.	2,105	172,989
Pinnacle Foods, Inc.	11,100	464,868

		1,304,794

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.	7,745	254,423
Cooper Cos., Inc.	1,025	152,582
Sirona Dental Systems, Inc. (a)	5,800	541,372

		948,377

Health Care Providers & Services—4.8%
AmerisourceBergen Corp.	5,085	483,024
DaVita HealthCare Partners, Inc. (a)	10,580	765,252
Laboratory Corp. of America Holdings (a)	5,695	617,737
MEDNAX, Inc. (a)	4,970	381,646
Quest Diagnostics, Inc.	3,090	189,942

		2,437,601

Health Care Technology—0.6%
athenahealth, Inc. (a)	1,330	177,355
Veeva Systems, Inc., Class A (a)	6,250	146,313

		323,668

Hotels, Restaurants & Leisure—1.0%
Aramark	6,730	199,477
J. Alexander’s Holdings, Inc.	2,082	20,759
Panera Bread Co., Class A (a)	1,370	264,972

		485,208

Household Durables—0.4%
NVR, Inc. (a)	145	221,157

Household Products—5.2%
Clorox Co.	14,265	1,648,035
Procter & Gamble Co.	13,190	948,889

		2,596,924

Insurance—7.6%
Arch Capital Group Ltd. (a)	6,170	453,310
Erie Indemnity Co., Class A	2,400	199,056
Markel Corp. (a)	1,395	1,118,595
ProAssurance Corp.	13,840	679,129
Validus Holdings Ltd.	5,310	239,322
White Mountains Insurance Group Ltd.	1,545	1,154,578

		3,843,990

Internet Software & Services—1.9%
Alphabet, Inc., Class A	300	191,511
Alphabet, Inc., Class C	315	191,652
Pandora Media, Inc. (a)	6,975	148,847
VeriSign, Inc. (a)	4,440	313,286
Zillow Group, Inc., Class A (a)	4,870	139,915

		985,211

IT Services—2.3%
Amdocs Ltd.	14,970	851,494
Automatic Data Processing, Inc.	3,900	313,404

		1,164,898

Life Sciences Tools & Services—1.0%
Bio-Rad Laboratories, Inc., Class A (a)	3,805	511,050

Media—2.5%
Morningstar, Inc.	5,590	448,654
MSG Networks, Inc., Class A	5,315	383,424
Thomson Reuters Corp.	10,455	420,918

		1,252,996

Multi-line Retail—0.9%
JC Penney Co., Inc. (a)	14,750	137,028
Kohl’s Corp.	3,475	160,927
Nordstrom, Inc.	1,875	134,456

		432,411

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

September 30, 2015 (unaudited) (continued)

	Shares	Value*

Oil, Gas & Consumable Fuels—2.5%
Chevron Corp.	5,440	$429,107
Exxon Mobil Corp.	7,250	539,038
Kinder Morgan, Inc.	5,575	154,316
Range Resources Corp.	4,635	148,876

		1,271,337

Pharmaceuticals—4.3%
Johnson & Johnson	14,060	1,312,501
Merck & Co., Inc.	7,760	383,266
Pfizer, Inc.	14,680	461,099

		2,156,866

Real Estate Investment Trust—5.5%
American Capital Agency Corp.	35,810	669,647
American Homes 4 Rent, Class A	25,990	417,919
Annaly Capital Management, Inc.	49,215	485,752
Chimera Investment Corp.	19,186	256,517
Hatteras Financial Corp.	26,900	407,535
Post Properties, Inc.	3,935	229,371
Starwood Property Trust, Inc.	15,500	318,060

		2,784,801

Software—0.8%
Microsoft Corp.	5,795	256,487
Nuance Communications, Inc. (a)	8,280	135,543

		392,030

Specialty Retail—2.1%
Bed Bath & Beyond, Inc. (a)	12,980	740,120
DSW, Inc., Class A	6,350	160,718
Murphy USA, Inc. (a)	2,515	138,199

		1,039,037

Technology Hardware, Storage & Peripherals—3.6%
Apple, Inc.	8,720	961,816
NetApp, Inc.	29,480	872,608

		1,834,424

Textiles, Apparel & Luxury Goods—0.4%
Carter’s, Inc.	2,025	183,546

Thrifts & Mortgage Finance—6.2%
Capitol Federal Financial, Inc.	124,015	1,503,062
Hudson City Bancorp, Inc.	22,460	228,418
New York Community Bancorp, Inc.	46,830	845,750
TFS Financial Corp.	30,675	529,143

		3,106,373

Trading Companies & Distributors—2.0%
MSC Industrial Direct Co., Inc., Class A	8,990	548,659
NOW, Inc. (a)	12,765	188,922
WW Grainger, Inc.	1,175	252,637

		990,218

Water Utilities—3.0%
American Water Works Co., Inc.	27,725	1,527,093

Wireless Telecommunication Services—0.6%
SBA Communications Corp., Class A (a)	2,760	289,082

Total Common Stock (cost—$50,646,313)		48,776,059

	Principal Amount (000s)	Value*

Repurchase Agreements—3.1%
State Street Bank and Trust Co., dated 9/30/15, 0.00%, due 10/1/15, proceeds $1,550,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $1,585,556 including accrued interest (cost—$1,550,000)	$1,550	$1,550,000

Total Investments (cost—$52,196,313)—99.9%		50,326,059

Other assets less liabilities—0.1%		36,239

Net Assets—100.0%		$50,362,298

Notes to Schedule of Investments:

(a)	Non-income producing.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, (each a “Sub-Adviser” and collectively the “Sub-Advisers”), each an affiliate of the Investment Adviser. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager (in consultation with the Sub-Advisers) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2015 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/15
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$12,754,066	$—	$—	$12,754,066
China	1,213,212	24,420,379	930,846	26,564,437
Israel	1,614,756	—	—	1,614,756
Korea (Republic of)	2,027,281	27,635,822	—	29,663,103
Mexico	4,530,001	—	—	4,530,001
Russian Federation	4,046,904	—	—	4,046,904
United States	7,558,882	—	—	7,558,882
All Other	—	82,470,473	—	82,470,473
Preferred Stock:
Brazil	2,617,637	—	—	2,617,637
Russian Federation	—	—	3,769,599	3,769,599
Repurchase Agreements	—	1,908,000	—	1,908,000

Totals	$36,362,739	$136,434,674	$4,700,445	$177,497,858

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$652,397,874	$—	$—	$652,397,874
Repurchase Agreements	—	32,989,000	—	32,989,000

Totals	$652,397,874	$32,989,000	$—	$685,386,874

AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Denmark	$—	$936,998	$—	$936,998
France	—	1,797,201	—	1,797,201
Germany	—	1,116,179	—	1,116,179
Japan	—	1,439,685	—	1,439,685
Norway	—	537,952	—	537,952
Spain	—	816,737	—	816,737
Switzerland	1,002,251	602,372	—	1,604,623
United Kingdom	—	2,162,386	—	2,162,386
All Other	31,076,349	—	—	31,076,349
Repurchase Agreements	—	1,901,000	—	1,901,000

	32,078,600	11,310,510	—	43,389,110

Investments in Securities—Liabilities
Options Written:
Market Price	(280,276)	—	—	(280,276)

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(26)	—	(26)

Totals	$31,798,324	$11,310,484	$—	$43,108,808

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/15
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$—	$2,147,979	$—		$2,147,979
Austria	—	2,328,551	—		2,328,551
Belgium	—	1,935,454	—		1,935,454
China	—	2,443,838	—		2,443,838
Denmark	—	2,380,499	—		2,380,499
Finland	—	2,262,463	—		2,262,463
France	558,366	5,506,912	—		6,065,278
Germany	—	4,445,842	—		4,445,842
Hong Kong	—	1,721,527	—		1,721,527
Ireland	2,860,077	2,739,427	—		5,599,504
Italy	—	4,318,666	—		4,318,666
Japan	—	25,931,146	—		25,931,146
Norway	—	723,540	—		723,540
Philippines	—	644,809	—		644,809
Spain	—	4,419,469	—		4,419,469
Sweden	—	6,504,212	—		6,504,212
Switzerland	1,310,702	1,809,459	—		3,120,161
Taiwan	—	1,912,369	—		1,912,369
Thailand	—	—	228,411		228,411
United Kingdom	—	8,240,000	—		8,240,000
All Other	118,335,530	—	—		118,335,530
Repurchase Agreements	—	11,736,000	—		11,736,000

Totals	$123,064,675	$94,152,162	$228,411		$217,445,248

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Biotechnology	$64,620,045	$844,553	$—		$65,464,598
Pharmaceuticals	38,142,375	14,994,898	—		53,137,273
All Other	79,322,851	—	—		79,322,851
Warrants	—	—	—	†	—
Repurchase Agreements	—	7,952,000	—		7,952,000

	182,085,271	23,791,451	—		205,876,722

Investments in Securities—Liabilities
Securities Sold Short, at value	(2,146,348)	—	—		(2,146,348)

Totals	$179,938,923	$23,791,451	$—		$203,730,374

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock	$968,073,131	$—	$—		$968,073,131
Corporate Bonds & Notes:
Commercial Services	—	47,932,501	3,737,260		51,669,761
All Other	—	868,373,916	—		868,373,916
Convertible Bonds	—	711,025,733	—		711,025,733
Convertible Preferred Stock:
Automobiles	—	—	4,064,976		4,064,976
Health Care Providers & Services	—	—	10,393,353		10,393,353
Iron/Steel	—	2,954,483	—		2,954,483
Oil, Gas & Consumable Fuels	4,493,391	5,737,875	—		10,231,266
All Other	185,701,007	—	—		185,701,007
Preferred Stock	—	—	8,000,000		8,000,000
Repurchase Agreements	—	90,597,000	—		90,597,000

	1,158,267,529	1,726,621,508	26,195,589		2,911,084,626

Investments in Securities—Liabilities
Options Written:
Market Price	(566,789)	—	—		(566,789)

Totals	$1,157,700,740	$1,726,621,508	$26,195,589		$2,910,517,837

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/15
AllianzGI International Managed Volatility:
Investments in Securities—Assets
Common Stock:
Hong Kong	$163,640	$4,544,646	$—	$4,708,286
All Other	—	54,847,214	—	54,847,214
Repurchase Agreements	—	1,035,000	—	1,035,000

Totals	$163,640	$60,426,860	$—	$60,590,500

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$293,237,964	$—	$—	$293,237,964
Repurchase Agreements	—	1,847,000	—	1,847,000

Totals	$293,237,964	$1,847,000	$—	$295,084,964

AllianzGI NFJ All-Cap Value:
Investments in Securities—Assets
Common Stock	$21,845,495	$—	$—	$21,845,495
Repurchase Agreements	—	413,000	—	413,000

Totals	$21,845,495	$413,000	$—	$22,258,495

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$6,622,873,188	$—	$—	$6,622,873,188
Repurchase Agreements	—	82,277,000	—	82,277,000

Totals	$6,622,873,188	$82,277,000	$—	$6,705,150,188

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Australia	$36,562,665	$4,236,470	$—	$40,799,135
China	—	151,389,005	—	151,389,005
France	—	140,693,413	—	140,693,413
Hong Kong	—	70,374,353	—	70,374,353
Indonesia	—	18,235,602	—	18,235,602
Ireland	—	17,302,491	—	17,302,491
Israel	54,800,076	20,015,604	—	74,815,680
Japan	32,318,000	215,106,194	—	247,424,194
Netherlands	—	38,739,662	—	38,739,662
Norway	—	41,928,312	—	41,928,312
Singapore	37,179,450	43,031,633	—	80,211,083
Sweden	17,788,400	64,222,062	—	82,010,462
United Kingdom	177,090,637	172,289,590	—	349,380,227
All Other	539,691,359	—	—	539,691,359
Repurchase Agreements	—	35,769,000	—	35,769,000

	895,430,587	1,033,333,391	—	1,928,763,978

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	2,652	—	2,652

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(7,872)	—	(7,872)

Totals	$895,430,587	$1,033,328,171	$—	$1,928,758,758

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/15
AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$544,477,936	$—	$—	$544,477,936

Totals	$544,477,936	$—	$—	$544,477,936

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$641,097,581	$—	$—	$641,097,581
Mutual Funds	6,224,802	—	—	6,224,802
Repurchase Agreements	—	6,198,000	—	6,198,000

Totals	$647,322,383	$6,198,000	$—	$653,520,383

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$4,953,143,958	$—	$—	$4,953,143,958
Mutual Funds	36,550,326	—	—	36,550,326
Repurchase Agreements	—	231,564,000	—	231,564,000

	4,989,694,284	231,564,000	—	5,221,258,284

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	1,267	—	1,267

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(8,360)	—	(8,360)

Totals	$4,989,694,284	$231,556,907	$—	$5,221,251,191

AllianzGI Small-Cap Blend:
Investments in Securities—Assets
Common Stock	$77,676,243	$—	$—	$77,676,243
Repurchase Agreements	—	1,884,000	—	1,884,000

Totals	$77,676,243	$1,884,000	$—	$79,560,243

AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electrical Equipment	$4,271	$2,778,144	$—	$2,782,415
Electronic Equipment, Instruments & Components	20,381,366	119,018	—	20,500,384
Health Care Equipment & Supplies	—	3,275	—	3,275
Internet & Catalog Retail	148,785,013	12,783	—	148,797,796
Internet Software & Services	219,368,176	3,892,591	—	223,260,767
IT Services	166,940,120	39,483	—	166,979,603
Semiconductors & Semiconductor Equipment	179,207,160	35,962	—	179,243,122
Software	208,885,346	757	—	208,886,103
Technology Hardware, Storage & Peripherals	37,749,381	2,814,157	—	40,563,538
All Other	123,123,372	—	—	123,123,372
Exchange-Traded Funds	4,597	—	—	4,597
Repurchase Agreements	—	71,351,000	—	71,351,000
Options Purchased:
Market Price	4,815,277	—	—	4,815,277

	1,109,264,079	81,047,170	—	1,190,311,249

Investments in Securities—Liabilities
Options Written:
Market Price	(14,668,865)	—	—	(14,668,865)
Securities Sold Short, at value	(62,298,882)	(3,436,020)	—	(65,734,902)

	(76,967,747)	(3,436,020)	—	(80,403,767)

Totals	$1,032,296,332	$77,611,150	$—	$1,109,907,482

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/15
AllianzGI U.S. Managed Volatility:
Investments in Securities—Assets
Common Stock	$48,776,059	$—	$—	$48,776,059
Repurchase Agreements	—	1,550,000	—	1,550,000

Totals	$48,776,059	$1,550,000	$—	$50,326,059

At September 30, 2015, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Emerging Markets Opportunities	$5,298,344	(a)	$—
AllianzGI Global Small-Cap	11,275,123	(a)	558,366	(b)
AllianzGI Income & Growth	—		9,641,790	(c)
AllianzGI International Managed Volatility	2,120,501	(a)	—
AllianzGI NFJ International Value	18,342,371	(a)	—
AllianzGI Technology	39,483	(a)	—

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2015, which was applied on September 30, 2015.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2015, which was not applied on September 30, 2015.
(c)	This transfer was a result of securities with an evaluated mean price at June 30, 2015, using an exchange-traded closing price September 30, 2015.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2015, was as follows:

	Beginning Balance 6/30/15	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/15
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
China	$3,265,928	$147,035	$(945,496)	$—	$(394,010)	$(1,142,611)	$—	$—	$930,846
Preferred Stock:
Russian Federation	3,125,715	1,603,335	(283,993)	—	(75,538)	(599,920)	—	—	3,769,599
Rights:
Korea (Republic of)	6,135	—	—	—	—	(6,135)	—	—	—

Totals	$6,397,778	$1,750,370	$(1,229,489)	$—	$(469,548)	$(1,748,666)	$—	$—	$4,700,445

	Beginning Balance 6/30/15	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3	Ending Balance 9/30/15
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$507,498	$15,770	$(172,168)	$—	$(16,936)	$(105,753)	$—	$—	$228,411

AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants	$135,955	$—	$—	$—	$—	$(135,955)	$—	$—	$—	†

AllianzGI Income & Growth:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$—	$—	$—	$—	$—	$—	$3,737,260	$—	$3,737,260
Convertible Preferred Stock:
Automobiles	4,502,448	—	—	—	—	(437,472)	—	—	4,064,976
Banks	8,393,095	—	(8,883,702)	—	—	490,607	—	—	—
Food Products	7,795,380	—	(8,683,804)	—	—	888,424	—	—	—
Health Care Providers & Services	11,543,228	—	—	478,169	—	(1,628,044)	—	—	10,393,353
Preferred Stock	—	8,000,000	—	—	—	—	—	—	8,000,000

Totals	$32,234,151	$8,000,000	$(17,567,506)	$478,169	$—	$(686,485)	$3,737,260	$—	$26,195,589

AllianzGI International Managed Volatility:
Investments in Securities—Assets
Common Stock:
Netherlands	$437,577	$—	$(439,226)	$—	$123,104	$(121,455)	$—	$—	$—

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2015:

	Ending Balance at 9/30/15	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock	$930,846	Fundamental Analytical Data Relating to the Investment Last Price	Price of Stock	HKD	1.39
Preferred Stock	$3,769,599	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.60

	Ending Balance at 9/30/15	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock	$228,411	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	5.40

AllianzGI Income & Growth:
Investments in Securities—Assets
Corporate Bonds & Notes	$3,737,260	Third-Party Pricing Vendor	Single Broker Quote		$67.00
Convertible Preferred Stock	14,458,329	Third-Party Pricing Vendor	Single Broker Quote		$28.23-$109.53
Preferred Stock	8,000,000	Original Cost	Price of Stock		$1,000.00

†	Security fair valued at $0.
*	Other financial instruments are derivatives, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 2 into Level 3 due to observable inputs being derived by one available broker in the market.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at September 30, 2015 was:

AllianzGI Emerging Markets Opportunities	$(2,346,701)
AllianzGI Global Small-Cap	(98,117)
AllianzGI Health Sciences	(135,955)
AllianzGI Income & Growth	(3,250,841)

At September 30, 2015, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$195,047,798	$9,087,507	$26,637,447	$(17,549,940)
AllianzGI Focused Growth	531,737,369	169,745,064	16,095,559	153,649,505
AllianzGI Global Natural Resources	54,718,152	710,640	12,039,682	(11,329,042)
AllianzGI Global Small-Cap	199,747,301	32,261,194	14,563,247	17,697,947
AllianzGI Health Sciences	198,535,696	20,590,970	13,249,944	7,341,026
AllianzGI Income & Growth	3,364,684,246	6,958,638	460,558,258	(453,599,620)
AllianzGI International Managed Volatility	60,825,600	3,330,459	3,565,559	(235,100)
AllianzGI Mid-Cap	267,654,837	39,729,780	12,299,653	27,430,127
AllianzGI NFJ All-Cap Value	21,167,597	2,715,555	1,624,657	1,090,898
AllianzGI NFJ Dividend Value	6,606,186,602	698,093,518	599,129,932	98,963,586
AllianzGI NFJ International Value	2,240,496,657	88,445,777	400,178,456	(311,732,679)
AllianzGI NFJ Large-Cap Value	498,500,517	84,895,491	38,918,072	45,977,419
AllianzGI NFJ Mid-Cap Value	622,350,827	88,416,226	57,246,670	31,169,556
AllianzGI NFJ Small-Cap Value	5,151,343,797	514,909,835	444,995,348	69,914,487
AllianzGI Small-Cap Blend	79,211,268	5,900,634	5,551,659	348,975
AllianzGI Technology	1,012,310,726	198,740,791	20,740,268	178,000,523
AllianzGI U.S. Managed Volatility	52,588,634	1,176,446	3,439,021	(2,262,575)

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Julian Sluyters

Julian Sluyters, President & Chief Executive Officer

Date: November 24, 2015

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters

Julian Sluyters, President & Chief Executive Officer

Date: November 24, 2015

By:	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 24, 2015